Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Small Cap Index Fund
January 31, 2023
ZAP-NPRT3-0423
1.9881629.105
Common Stocks - 99.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)	2,106	75,963
ATN International, Inc.	1,220	59,634
Bandwidth, Inc. (a)	2,632	65,484
Charge Enterprises, Inc. (a)	15,019	20,125
Cogent Communications Group, Inc.	4,861	333,319
Consolidated Communications Holdings, Inc. (a)	8,761	38,110
EchoStar Holding Corp. Class A (a)	3,742	70,013
Globalstar, Inc. (a)	77,669	109,513
IDT Corp. Class B (a)	1,785	52,461
Iridium Communications, Inc.	14,129	845,465
Liberty Latin America Ltd.:
Class A (a)	4,544	44,713
Class C (a)	16,321	160,762
Ooma, Inc. (a)	2,703	38,842
Radius Global Infrastructure, Inc. (a)	8,778	118,240
		2,032,644
Entertainment - 0.3%
Cinemark Holdings, Inc. (a)	12,301	146,874
IMAX Corp. (a)	5,404	91,868
Liberty Media Corp. Liberty Braves:
Class A (a)	1,096	38,502
Class C (a)	4,248	147,321
Lions Gate Entertainment Corp.:
Class A (a)	8,282	66,008
Class B (a)	11,387	86,769
Madison Square Garden Entertainment Corp. (a)	2,962	154,883
Marcus Corp. (b)	2,710	41,029
Playstudios, Inc. Class A (a)	9,010	41,626
Reservoir Media, Inc. (a)	2,190	15,418
Skillz, Inc. (a)	38,051	30,418
		860,716
Interactive Media & Services - 0.8%
Bumble, Inc. (a)	9,795	252,221
CarGurus, Inc. Class A (a)	11,617	205,040
Cars.com, Inc. (a)	7,481	127,925
DHI Group, Inc. (a)	4,520	26,849
Eventbrite, Inc. (a)	9,005	80,054
EverQuote, Inc. Class A (a)	2,295	35,802
fuboTV, Inc. (a)(b)	21,628	55,584
MediaAlpha, Inc. Class A (a)	2,749	38,349
Outbrain, Inc. (a)	4,178	20,556
QuinStreet, Inc. (a)	5,655	86,691
Shutterstock, Inc.	2,730	205,487
The Arena Group Holdings, Inc.	1,225	10,952
TrueCar, Inc. (a)	10,202	31,830
Vimeo, Inc. (a)	16,217	73,625
Vinco Ventures, Inc. (a)	27,056	19,992
Wejo Group Ltd. (a)	6,382	5,616
Yelp, Inc. (a)	7,628	240,358
Ziff Davis, Inc. (a)	5,158	461,538
ZipRecruiter, Inc. (a)	8,297	162,953
		2,141,422
Media - 0.8%
AdTheorent Holding Co., Inc. Class A (a)	4,020	6,995
Advantage Solutions, Inc. Class A (a)	9,734	25,211
AMC Networks, Inc. Class A (a)	3,472	64,267
Audacy, Inc. Class A (a)	1,361	437
Boston Omaha Corp. (a)	2,569	67,950
Cardlytics, Inc. (a)	1,304	9,780
Clear Channel Outdoor Holdings, Inc. (a)	41,593	79,443
Cumulus Media, Inc. (a)	2,099	14,063
Daily Journal Corp. (a)	137	41,922
E.W. Scripps Co. Class A (a)	6,719	100,449
Entravision Communication Corp. Class A	6,884	44,746
Gambling.com Group Ltd. (a)	1,131	10,824
Gannett Co., Inc. (a)	16,306	36,852
Gray Television, Inc.	9,320	120,787
iHeartMedia, Inc. (a)	13,747	106,539
Innovid Corp. (a)(b)	9,118	20,516
Integral Ad Science Holding Corp. (a)	4,364	44,862
John Wiley & Sons, Inc. Class A	4,891	224,008
Loyalty Ventures, Inc. (a)	2,243	4,150
Magnite, Inc. (a)	15,067	182,009
PubMatic, Inc. (a)	5,064	77,631
Scholastic Corp.	3,397	150,283
Sinclair Broadcast Group, Inc. Class A	4,584	94,568
Stagwell, Inc. (a)	8,610	60,442
TechTarget, Inc. (a)	3,083	152,701
TEGNA, Inc.	25,084	499,924
Thryv Holdings, Inc. (a)	2,928	65,499
Urban One, Inc. Class A (a)	1,854	12,997
WideOpenWest, Inc. (a)	6,187	71,089
		2,390,944
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	5,606	94,013
KORE Group Holdings, Inc. (a)	4,822	12,055
Shenandoah Telecommunications Co.	5,482	107,173
Telephone & Data Systems, Inc.	11,606	155,172
U.S. Cellular Corp. (a)	1,652	40,408
		408,821
TOTAL COMMUNICATION SERVICES		7,834,547
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 1.4%
Adient PLC (a)	10,759	484,370
American Axle & Manufacturing Holdings, Inc. (a)	12,728	112,897
Dana, Inc.	14,620	265,207
Dorman Products, Inc. (a)	2,981	289,336
Fox Factory Holding Corp. (a)	4,805	567,422
Gentherm, Inc. (a)	3,742	278,517
Holley, Inc. (a)	6,184	20,469
LCI Industries	2,819	316,348
Luminar Technologies, Inc. (a)(b)	28,646	191,069
Modine Manufacturing Co. (a)	5,555	132,709
Motorcar Parts of America, Inc. (a)	2,216	32,265
Patrick Industries, Inc.	2,444	173,451
Solid Power, Inc. (a)(b)	15,453	51,768
Standard Motor Products, Inc.	2,246	90,873
Stoneridge, Inc. (a)	2,988	73,684
The Goodyear Tire & Rubber Co. (a)	31,807	357,829
Visteon Corp. (a)	3,143	491,377
XPEL, Inc. (a)	2,450	186,372
		4,115,963
Automobiles - 0.2%
Canoo, Inc. (a)(b)	12,661	15,193
Cenntro Electric Group Ltd. (a)	23,123	17,636
Faraday Future Intelligent Electric, Inc. (a)	22,672	19,271
Fisker, Inc. (a)(b)	20,436	152,248
Lordstown Motors Corp. Class A (a)(b)	12,518	16,399
Mullen Automotive, Inc. (a)	36,340	12,497
Winnebago Industries, Inc.	3,408	217,021
Workhorse Group, Inc. (a)(b)	17,985	39,747
		490,012
Distributors - 0.0%
Funko, Inc. (a)	3,656	44,238
Weyco Group, Inc.	699	19,027
		63,265
Diversified Consumer Services - 1.0%
2U, Inc. (a)	8,766	75,651
Adtalem Global Education, Inc. (a)	5,028	191,969
American Public Education, Inc. (a)	2,207	26,727
Carriage Services, Inc.	1,513	49,051
Chegg, Inc. (a)	14,100	292,716
Coursera, Inc. (a)	12,982	207,063
Duolingo, Inc. (a)	2,678	255,722
European Wax Center, Inc. (b)	2,820	53,129
Frontdoor, Inc. (a)	9,338	253,807
Graham Holdings Co.	412	269,164
Laureate Education, Inc. Class A	15,155	166,402
Nerdy, Inc. Class A (a)	6,601	18,747
OneSpaWorld Holdings Ltd. (a)	7,552	79,372
Perdoceo Education Corp. (a)	7,507	112,380
Rover Group, Inc. Class A (a)	10,616	43,419
Strategic Education, Inc.	2,555	238,509
Stride, Inc. (a)	4,624	198,508
The Beachbody Co., Inc. (a)	11,490	7,138
Udemy, Inc. (a)	8,300	104,082
Universal Technical Institute, Inc. (a)	3,649	27,659
Vivint Smart Home, Inc. Class A (a)	10,761	128,917
WW International, Inc. (a)	6,200	30,814
		2,830,946
Hotels, Restaurants & Leisure - 2.5%
Accel Entertainment, Inc. (a)	6,206	57,219
Bally's Corp. (a)	4,102	81,507
Biglari Holdings, Inc. Class B (a)	68	11,089
BJ's Restaurants, Inc. (a)	2,541	80,219
Bloomin' Brands, Inc.	9,859	239,081
Bluegreen Vacations Holding Corp. Class A	1,331	43,178
Bowlero Corp. Class A (a)	3,336	45,870
Brinker International, Inc. (a)	4,939	194,893
Century Casinos, Inc. (a)	3,119	27,510
Chuy's Holdings, Inc. (a)	2,005	68,631
Cracker Barrel Old Country Store, Inc.	2,509	279,954
Dave & Buster's Entertainment, Inc. (a)	4,853	210,378
Denny's Corp. (a)	6,347	76,291
Dine Brands Global, Inc.	1,678	129,726
El Pollo Loco Holdings, Inc.	2,185	26,810
Everi Holdings, Inc. (a)	9,712	168,697
F45 Training Holdings, Inc. (a)	3,954	12,257
First Watch Restaurant Group, Inc. (a)	1,691	27,394
Full House Resorts, Inc. (a)	3,757	33,137
Golden Entertainment, Inc. (a)	2,269	89,626
Hilton Grand Vacations, Inc. (a)	9,685	458,682
Inspirato, Inc. (a)	2,127	2,659
Inspired Entertainment, Inc. (a)	2,399	35,745
International Game Technology PLC	11,088	293,278
Jack in the Box, Inc.	2,395	181,972
Krispy Kreme, Inc.	8,087	98,661
Kura Sushi U.S.A., Inc. Class A (a)	531	32,996
Life Time Group Holdings, Inc. (a)	4,746	89,177
Light & Wonder, Inc. Class A (a)	10,664	695,826
Lindblad Expeditions Holdings (a)	3,849	45,803
Monarch Casino & Resort, Inc. (a)	1,498	114,777
NeoGames SA (a)	1,575	20,318
Noodles & Co. (a)	4,474	28,141
Papa John's International, Inc.	3,688	330,777
Portillo's, Inc. (a)	3,149	71,041
RCI Hospitality Holdings, Inc.	973	88,339
Red Rock Resorts, Inc.	5,663	254,892
Rush Street Interactive, Inc. (a)	7,349	31,527
Ruth's Hospitality Group, Inc.	3,577	61,918
SeaWorld Entertainment, Inc. (a)	4,491	280,193
Shake Shack, Inc. Class A (a)	4,265	242,593
Sonder Holdings, Inc. (a)	21,785	29,192
Sweetgreen, Inc. Class A (a)	10,158	105,338
Target Hospitality Corp. (a)	3,335	51,209
Texas Roadhouse, Inc. Class A	7,571	760,356
The Cheesecake Factory, Inc.	5,508	216,189
The ONE Group Hospitality, Inc. (a)	2,688	20,241
Vacasa, Inc. Class A (a)	13,883	24,295
Wingstop, Inc.	3,392	537,530
Xponential Fitness, Inc. (a)	1,999	54,933
		7,162,065
Household Durables - 1.7%
Aterian, Inc. (a)	4,697	7,186
Beazer Homes U.S.A., Inc. (a)	3,308	54,152
Cavco Industries, Inc. (a)	1,011	269,027
Century Communities, Inc.	3,212	196,574
Dream Finders Homes, Inc. (a)(b)	2,492	31,499
Ethan Allen Interiors, Inc.	2,594	74,552
GoPro, Inc. Class A (a)	14,617	89,895
Green Brick Partners, Inc. (a)	3,075	95,940
Helen of Troy Ltd. (a)	2,696	304,945
Hovnanian Enterprises, Inc. Class A (a)	591	34,207
Installed Building Products, Inc.	2,701	297,353
iRobot Corp. (a)	3,032	136,440
KB Home	8,753	336,553
La-Z-Boy, Inc.	4,895	139,165
Landsea Homes Corp. (a)	927	6,146
Legacy Housing Corp. (a)	926	18,539
LGI Homes, Inc. (a)(b)	2,329	265,157
Lifetime Brands, Inc.	1,539	12,327
Lovesac (a)	1,602	41,235
M.D.C. Holdings, Inc.	6,519	246,157
M/I Homes, Inc. (a)	3,013	180,177
Meritage Homes Corp. (a)	4,097	441,206
Purple Innovation, Inc. (a)(b)	6,286	36,459
Skyline Champion Corp. (a)	6,056	357,001
Snap One Holdings Corp. (a)	1,957	18,768
Sonos, Inc. (a)	14,464	266,716
Taylor Morrison Home Corp. (a)	11,804	422,583
Traeger, Inc. (a)	1,829	6,639
TRI Pointe Homes, Inc. (a)	11,387	251,539
Tupperware Brands Corp. (a)	5,102	22,602
Universal Electronics, Inc. (a)	1,351	31,654
Vizio Holding Corp. (a)	7,909	69,283
Vuzix Corp. (a)(b)	6,754	35,188
Weber, Inc. (b)	2,942	24,007
		4,820,871
Internet & Direct Marketing Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	3,098	30,887
1stDibs.com, Inc. (a)	2,605	15,812
a.k.a. Brands Holding Corp. (a)	1,392	2,116
BARK, Inc. (a)	14,155	28,452
Boxed, Inc. Class A (a)	6,568	3,517
CarParts.com, Inc. (a)	5,697	38,854
ContextLogic, Inc. (a)(b)	68,655	47,228
Duluth Holdings, Inc. (a)	1,527	10,155
Groupon, Inc. (a)	2,541	20,989
Lands' End, Inc. (a)	1,707	15,414
Liquidity Services, Inc. (a)	2,803	42,017
Lulu's Fashion Lounge Holdings, Inc. (a)	1,840	5,943
Overstock.com, Inc. (a)	4,867	117,830
PetMed Express, Inc.	2,289	49,168
Porch Group, Inc. Class A (a)(b)	9,657	28,488
Quotient Technology, Inc. (a)	10,473	42,416
Qurate Retail, Inc. Series A (a)	40,141	103,564
Rent the Runway, Inc. Class A (a)(b)	5,250	22,523
Revolve Group, Inc. (a)	4,682	133,624
RumbleON, Inc. Class B (a)	1,144	9,621
Stitch Fix, Inc. (a)	9,462	49,297
The RealReal, Inc. (a)	10,885	19,920
thredUP, Inc. (a)	6,661	11,524
Vivid Seats, Inc. Class A (a)	2,824	24,032
Xometry, Inc. (a)	3,897	136,473
		1,009,864
Leisure Products - 0.4%
Acushnet Holdings Corp.	3,755	176,297
AMMO, Inc. (a)(b)	11,092	27,508
Clarus Corp.	3,406	34,230
Johnson Outdoors, Inc. Class A	596	40,802
Latham Group, Inc. (a)	2,623	11,541
Malibu Boats, Inc. Class A (a)	2,331	141,235
Marine Products Corp.	946	12,582
MasterCraft Boat Holdings, Inc. (a)	1,979	56,916
Smith & Wesson Brands, Inc.	5,229	57,937
Solo Brands, Inc. Class A (a)	2,541	11,231
Sturm, Ruger & Co., Inc.	1,976	112,434
Topgolf Callaway Brands Corp. (a)	15,884	388,999
Vista Outdoor, Inc. (a)	6,359	186,637
		1,258,349
Multiline Retail - 0.1%
Big Lots, Inc. (b)	3,248	53,137
Dillard's, Inc. Class A	451	177,383
Franchise Group, Inc. (b)	2,973	91,836
		322,356
Specialty Retail - 2.5%
Abercrombie & Fitch Co. Class A (a)	5,538	160,380
Academy Sports & Outdoors, Inc.	8,773	512,519
America's Car Mart, Inc. (a)	660	56,852
American Eagle Outfitters, Inc.	17,492	282,321
Arko Corp.	9,236	77,490
Asbury Automotive Group, Inc. (a)	2,502	550,440
Bed Bath & Beyond, Inc. (a)(b)	8,579	24,193
Big 5 Sporting Goods Corp. (b)	2,553	25,504
Boot Barn Holdings, Inc. (a)	3,352	279,858
Build-A-Bear Workshop, Inc. (a)	1,544	37,921
Caleres, Inc.	4,025	104,731
Camping World Holdings, Inc. (b)	4,402	111,855
Chico's FAS, Inc. (a)	13,967	73,606
Citi Trends, Inc. (a)	959	30,189
Conn's, Inc. (a)	1,560	14,680
Designer Brands, Inc. Class A	5,855	60,365
Destination XL Group, Inc. (a)	6,438	45,903
EVgo, Inc. Class A (a)(b)	7,924	54,596
Express, Inc. (a)	7,186	8,336
Foot Locker, Inc.	9,142	397,768
Genesco, Inc. (a)	1,411	68,137
Group 1 Automotive, Inc.	1,592	340,449
GrowGeneration Corp. (a)	6,598	34,046
Guess?, Inc. (b)	3,517	81,489
Haverty Furniture Companies, Inc.	1,631	56,955
Hibbett, Inc.	1,444	95,824
JOANN, Inc.	1,181	4,630
LL Flooring Holdings, Inc. (a)	3,206	19,428
MarineMax, Inc. (a)	2,381	74,406
Monro, Inc.	3,528	179,575
Murphy U.S.A., Inc.	2,358	641,447
National Vision Holdings, Inc. (a)	8,861	364,187
OneWater Marine, Inc. Class A (a)	1,282	41,973
Rent-A-Center, Inc.	5,700	153,273
Sally Beauty Holdings, Inc. (a)	12,142	189,172
Shoe Carnival, Inc.	1,987	54,265
Signet Jewelers Ltd. (b)	5,195	399,028
Sleep Number Corp. (a)	2,406	82,718
Sonic Automotive, Inc. Class A (sub. vtg.)	2,008	107,850
Sportsman's Warehouse Holdings, Inc. (a)	4,378	41,285
The Aaron's Co., Inc.	3,422	50,132
The Buckle, Inc.	3,413	150,172
The Cato Corp. Class A (sub. vtg.)	2,046	20,337
The Children's Place, Inc. (a)	1,443	65,469
The Container Store Group, Inc. (a)	3,762	19,600
The ODP Corp. (a)	4,504	232,406
Tile Shop Holdings, Inc. (a)	3,483	17,415
Tilly's, Inc. (a)	2,598	23,018
Torrid Holdings, Inc. (a)	1,626	6,049
TravelCenters of America LLC (a)	1,448	65,913
Urban Outfitters, Inc. (a)	7,277	199,317
Volta, Inc. (a)	13,527	11,609
Warby Parker, Inc. (a)	9,521	153,764
Winmark Corp.	308	86,486
Zumiez, Inc. (a)	1,822	47,062
		7,088,393
Textiles, Apparel & Luxury Goods - 0.8%
Allbirds, Inc. Class A (a)	11,299	31,072
Crocs, Inc. (a)	6,864	835,829
Ermenegildo Zegna Holditalia SpA	6,703	76,816
Fossil Group, Inc. (a)	5,488	31,172
G-III Apparel Group Ltd. (a)	4,834	81,791
Kontoor Brands, Inc.	6,265	299,216
Movado Group, Inc.	1,729	61,137
Oxford Industries, Inc.	1,714	200,915
PLBY Group, Inc. (a)	2,780	8,118
Rocky Brands, Inc.	792	24,932
Steven Madden Ltd.	8,694	311,680
Superior Group of Companies, Inc.	1,382	16,487
Unifi, Inc. (a)	1,628	13,919
Wolverine World Wide, Inc.	8,819	142,250
		2,135,334
TOTAL CONSUMER DISCRETIONARY		31,297,418
CONSUMER STAPLES - 3.4%
Beverages - 0.6%
Celsius Holdings, Inc. (a)	6,292	631,213
Coca-Cola Bottling Co. Consolidated	533	270,114
Duckhorn Portfolio, Inc. (a)	4,753	76,904
MGP Ingredients, Inc.	1,590	155,089
National Beverage Corp. (a)	2,692	118,986
Primo Water Corp.	17,898	280,104
The Vita Coco Co., Inc. (a)(b)	3,195	43,356
Vintage Wine Estates, Inc. (a)	3,699	10,579
		1,586,345
Food & Staples Retailing - 0.6%
Andersons, Inc.	3,655	134,431
Chefs' Warehouse Holdings (a)	3,882	148,409
HF Foods Group, Inc. (a)	4,001	18,645
Ingles Markets, Inc. Class A	1,595	151,525
Natural Grocers by Vitamin Cottage, Inc.	1,177	11,688
PriceSmart, Inc.	2,787	207,102
Rite Aid Corp. (a)	6,535	23,853
SpartanNash Co.	3,990	126,403
Sprouts Farmers Market LLC (a)	11,992	383,144
United Natural Foods, Inc. (a)	6,607	274,983
Village Super Market, Inc. Class A	863	20,073
Weis Markets, Inc.	1,858	160,420
		1,660,676
Food Products - 1.1%
Alico, Inc.	752	19,928
AppHarvest, Inc. (a)(b)	8,914	21,750
B&G Foods, Inc. Class A (b)	8,129	113,969
Benson Hill, Inc. (a)	19,143	51,303
Beyond Meat, Inc. (a)(b)	6,988	114,813
BRC, Inc. Class A (a)(b)	3,163	20,876
Cal-Maine Foods, Inc.	4,314	246,847
Calavo Growers, Inc.	1,996	63,972
Fresh Del Monte Produce, Inc.	3,437	98,298
Hostess Brands, Inc. Class A (a)	15,116	349,633
J&J Snack Foods Corp.	1,723	246,906
John B. Sanfilippo & Son, Inc.	1,001	84,595
Lancaster Colony Corp.	2,197	421,626
Lifecore Biomedical (a)	2,922	18,146
Local Bounti Corp. (a)	7,175	6,887
Mission Produce, Inc. (a)	4,465	55,634
Seneca Foods Corp. Class A (a)	589	36,813
Sovos Brands, Inc. (a)	4,340	58,850
SunOpta, Inc. (a)	11,136	90,981
Tattooed Chef, Inc. (a)	738	1,122
The Hain Celestial Group, Inc. (a)	10,167	208,627
The Simply Good Foods Co. (a)	10,076	365,759
Tootsie Roll Industries, Inc.	1,746	78,099
TreeHouse Foods, Inc. (a)	5,751	278,521
Utz Brands, Inc. Class A	7,529	125,433
Vital Farms, Inc. (a)	3,361	59,086
Whole Earth Brands, Inc. Class A (a)	4,629	17,544
		3,256,018
Household Products - 0.3%
Central Garden & Pet Co. (a)	1,236	51,838
Central Garden & Pet Co. Class A (non-vtg.) (a)	4,441	175,997
Energizer Holdings, Inc.	7,539	279,697
WD-40 Co.	1,550	270,537
		778,069
Personal Products - 0.7%
BellRing Brands, Inc. (a)	14,874	421,827
Edgewell Personal Care Co.	5,799	248,545
elf Beauty, Inc. (a)	5,549	319,345
Herbalife Nutrition Ltd. (a)	11,101	195,045
Inter Parfums, Inc.	2,026	239,514
MediFast, Inc.	1,239	138,087
Nature's Sunshine Products, Inc. (a)	1,560	16,474
Nu Skin Enterprises, Inc. Class A	5,557	238,284
The Beauty Health Co. (a)(b)	10,725	122,265
The Honest Co., Inc. (a)	7,851	25,908
Thorne HealthTech, Inc. (a)	1,493	6,883
USANA Health Sciences, Inc. (a)	1,251	73,108
Veru, Inc. (a)(b)	7,365	42,422
		2,087,707
Tobacco - 0.1%
22nd Century Group, Inc. (a)	19,340	21,274
Turning Point Brands, Inc.	1,709	39,666
Universal Corp.	2,732	148,539
Vector Group Ltd.	16,065	208,042
		417,521
TOTAL CONSUMER STAPLES		9,786,336
ENERGY - 6.5%
Energy Equipment & Services - 2.1%
Archrock, Inc.	15,169	150,325
Borr Drilling Ltd. (a)	22,645	134,738
Bristow Group, Inc. (a)	2,634	80,442
Cactus, Inc.	6,685	361,725
Championx Corp.	22,629	747,210
Diamond Offshore Drilling, Inc. (a)	11,369	130,289
DMC Global, Inc. (a)	2,183	49,641
Dril-Quip, Inc. (a)	3,814	117,128
Expro Group Holdings NV (a)	8,820	166,610
Helix Energy Solutions Group, Inc. (a)	16,201	128,474
Helmerich & Payne, Inc.	11,626	563,163
Liberty Oilfield Services, Inc. Class A	15,783	249,845
Nabors Industries Ltd. (a)	1,027	182,334
Newpark Resources, Inc. (a)	9,440	42,858
Nextier Oilfield Solutions, Inc. (a)	19,941	187,844
Noble Corp. PLC (a)	9,529	387,735
Oceaneering International, Inc. (a)	11,324	241,767
Oil States International, Inc. (a)	7,049	60,339
Patterson-UTI Energy, Inc.	24,270	407,736
ProFrac Holding Corp.	2,629	59,153
ProPetro Holding Corp. (a)	9,998	99,480
RPC, Inc.	8,532	84,637
Select Energy Services, Inc. Class A	7,948	69,783
Solaris Oilfield Infrastructure, Inc. Class A	3,642	38,569
TETRA Technologies, Inc. (a)	13,998	55,432
Tidewater, Inc. (a)	5,266	228,544
U.S. Silica Holdings, Inc. (a)	8,364	102,375
Valaris Ltd. (a)	6,879	499,691
Weatherford International PLC (a)	7,977	453,732
		6,081,599
Oil, Gas & Consumable Fuels - 4.4%
Aemetis, Inc. (a)	3,684	17,204
Alto Ingredients, Inc. (a)	8,519	28,879
Amplify Energy Corp. (a)	4,082	35,350
Arch Resources, Inc. (b)	1,678	248,378
Ardmore Shipping Corp. (a)	4,560	66,804
Battalion Oil Corp. (a)	237	2,446
Berry Corp.	8,607	79,184
California Resources Corp.	8,360	357,223
Callon Petroleum Co. (a)	5,591	237,897
Centrus Energy Corp. Class A (a)	1,205	49,465
Chord Energy Corp.	4,701	673,794
Chord Energy Corp.:
warrants 9/1/24 (a)	224	4,424
warrants 9/1/25 (a)	111	1,887
Civitas Resources, Inc.	8,377	557,489
Clean Energy Fuels Corp. (a)	19,237	108,881
CNX Resources Corp. (a)	20,159	337,260
Comstock Resources, Inc.	10,394	126,287
CONSOL Energy, Inc.	3,876	224,149
Crescent Energy, Inc. Class A	4,444	53,595
CVR Energy, Inc.	3,348	111,154
Delek U.S. Holdings, Inc.	7,831	209,558
Denbury, Inc. (a)	5,667	491,782
DHT Holdings, Inc.	15,464	132,526
Dorian LPG Ltd.	3,454	68,562
Earthstone Energy, Inc. (a)(b)	4,938	68,638
Empire Petroleum Corp. (a)	1,102	14,535
Energy Fuels, Inc. (a)(b)	17,644	130,036
Equitrans Midstream Corp.	46,637	338,118
Excelerate Energy, Inc.	2,102	48,977
FLEX LNG Ltd.	3,273	101,790
Frontline PLC (NY Shares) (b)	14,132	195,446
Gevo, Inc. (a)	22,724	48,175
Golar LNG Ltd. (a)	11,383	266,818
Green Plains, Inc. (a)	6,120	212,792
Gulfport Energy Corp. (a)	1,242	84,642
HighPeak Energy, Inc.	814	22,759
International Seaways, Inc.	5,496	213,465
Kinetik Holdings, Inc.	1,883	58,919
Kosmos Energy Ltd. (a)	51,069	403,956
Magnolia Oil & Gas Corp. Class A	19,757	466,463
Matador Resources Co.	12,747	843,342
Murphy Oil Corp.	16,665	726,761
NACCO Industries, Inc. Class A	485	18,900
National Energy Services Reunited Corp. (a)	4,377	33,090
Nextdecade Corp. (a)(b)	3,955	23,690
Nordic American Tanker Shipping Ltd.	23,520	71,501
Northern Oil & Gas, Inc.	7,475	250,562
Par Pacific Holdings, Inc. (a)	5,499	146,988
PBF Energy, Inc. Class A	11,091	465,711
Peabody Energy Corp. (a)	13,302	370,993
Permian Resource Corp. Class A	23,625	256,804
Ranger Oil Corp.	2,160	90,720
Rex American Resources Corp. (a)	1,771	57,947
Riley Exploration Permian, Inc.	1,170	38,832
Ring Energy, Inc. (a)	10,363	24,457
SandRidge Energy, Inc. (a)	3,559	56,268
Scorpio Tankers, Inc.	5,299	253,663
SFL Corp. Ltd.	12,980	132,136
SilverBow Resources, Inc. (a)	1,339	35,176
Sitio Royalties Corp. (b)	8,041	213,649
SM Energy Co.	13,725	451,141
Talos Energy, Inc. (a)	7,480	148,179
Teekay Corp. (a)	7,683	37,339
Teekay Tankers Ltd. (a)	2,538	77,891
Tellurian, Inc. (a)(b)	58,358	116,132
Ur-Energy, Inc. (a)(b)	24,223	31,732
Uranium Energy Corp. (a)(b)	40,064	161,458
VAALCO Energy, Inc. (b)	11,991	55,758
Vertex Energy, Inc. (a)(b)	6,148	44,757
Vital Energy, Inc. (a)	1,869	105,187
W&T Offshore, Inc. (a)	10,823	67,319
World Fuel Services Corp.	6,932	196,176
		12,503,966
TOTAL ENERGY		18,585,565
FINANCIALS - 16.4%
Banks - 9.1%
1st Source Corp.	1,790	88,050
ACNB Corp.	940	36,989
Amalgamated Financial Corp.	2,005	46,015
Amerant Bancorp, Inc. Class A	3,150	87,696
American National Bankshares, Inc.	1,120	38,763
Ameris Bancorp	7,487	353,087
Arrow Financial Corp.	1,658	54,565
Associated Banc-Corp.	16,899	378,707
Atlantic Union Bankshares Corp.	8,471	327,743
Banc of California, Inc.	6,014	104,764
BancFirst Corp.	2,225	191,639
Bancorp, Inc., Delaware (a)	6,196	210,230
Bank First National Corp. (b)	865	69,079
Bank of Marin Bancorp	1,762	53,688
BankUnited, Inc.	8,825	332,173
Bankwell Financial Group, Inc.	649	19,191
Banner Corp.	3,870	250,892
Bar Harbor Bankshares	1,655	51,421
BayCom Corp.	1,301	26,163
BCB Bancorp, Inc.	1,641	29,522
Berkshire Hills Bancorp, Inc.	4,902	152,207
Blue Ridge Bankshares, Inc.	2,005	25,383
Brookline Bancorp, Inc., Delaware	9,691	126,758
Business First Bancshares, Inc.	2,704	56,081
Byline Bancorp, Inc.	2,758	68,398
Cadence Bank	20,614	527,306
Cambridge Bancorp	781	62,480
Camden National Corp.	1,627	68,708
Capital Bancorp, Inc.	974	20,941
Capital City Bank Group, Inc.	1,469	47,698
Capstar Financial Holdings, Inc.	2,282	39,730
Carter Bankshares, Inc. (a)	2,558	42,514
Cathay General Bancorp	8,176	359,417
Central Pacific Financial Corp.	3,083	69,676
Citizens & Northern Corp.	1,727	40,861
City Holding Co.	1,651	156,498
Civista Bancshares, Inc.	1,683	36,521
CNB Financial Corp., Pennsylvania	2,334	56,296
Coastal Financial Corp. of Washington (a)	1,221	55,763
Colony Bankcorp, Inc.	1,712	22,068
Columbia Banking Systems, Inc.	9,035	279,272
Community Bank System, Inc.	6,034	348,222
Community Trust Bancorp, Inc.	1,719	74,055
ConnectOne Bancorp, Inc.	4,263	101,332
CrossFirst Bankshares, Inc. (a)	5,109	68,972
Customers Bancorp, Inc. (a)	3,512	106,659
CVB Financial Corp.	15,013	363,615
Dime Community Bancshares, Inc.	3,719	110,901
Eagle Bancorp, Inc.	3,604	171,154
Eastern Bankshares, Inc.	17,627	285,029
Enterprise Bancorp, Inc.	1,075	38,206
Enterprise Financial Services Corp.	3,992	212,853
Equity Bancshares, Inc.	1,650	49,253
Esquire Financial Holdings, Inc.	797	37,092
Farmers & Merchants Bancorp, Inc.	1,431	40,712
Farmers National Banc Corp.	4,006	57,606
FB Financial Corp.	4,072	152,944
Financial Institutions, Inc.	1,716	42,402
First Bancorp, North Carolina	4,019	160,157
First Bancorp, Puerto Rico	20,760	279,222
First Bancshares, Inc.	2,378	72,886
First Bank Hamilton New Jersey	1,844	24,949
First Busey Corp.	5,820	138,923
First Business Finance Services, Inc.	901	32,256
First Commonwealth Financial Corp.	10,555	155,264
First Community Bankshares, Inc.	1,769	57,510
First Financial Bancorp, Ohio	10,477	265,382
First Financial Bankshares, Inc. (b)	14,735	524,861
First Financial Corp., Indiana	1,197	53,769
First Foundation, Inc.	5,883	91,363
First Guaranty Bancshares, Inc.	663	14,526
First Internet Bancorp	1,035	27,210
First Interstate Bancsystem, Inc.	10,106	362,603
First Merchants Corp.	6,458	275,369
First Mid-Illinois Bancshares, Inc.	2,218	71,264
First of Long Island Corp.	2,513	44,380
First Western Financial, Inc. (a)	916	24,045
Five Star Bancorp	1,405	37,879
Flushing Financial Corp.	3,127	60,007
Fulton Financial Corp.	18,311	306,343
FVCBankcorp, Inc. (a)	1,200	20,556
German American Bancorp, Inc.	3,098	119,335
Glacier Bancorp, Inc.	12,621	575,391
Great Southern Bancorp, Inc.	1,004	58,674
Guaranty Bancshares, Inc. Texas	895	29,517
Hancock Whitney Corp.	9,761	502,496
Hanmi Financial Corp.	3,493	81,352
HarborOne Bancorp, Inc.	4,843	66,059
HBT Financial, Inc.	1,080	22,648
Heartland Financial U.S.A., Inc.	4,648	229,937
Heritage Commerce Corp.	6,626	80,307
Heritage Financial Corp., Washington	3,891	111,010
Hilltop Holdings, Inc.	5,589	182,760
Home Bancshares, Inc.	21,216	506,426
HomeStreet, Inc.	2,090	57,621
HomeTrust Bancshares, Inc.	1,617	43,659
Hope Bancorp, Inc.	13,248	170,767
Horizon Bancorp, Inc. Indiana	4,609	72,085
Independent Bank Corp.	5,182	412,954
Independent Bank Corp.	2,239	49,639
Independent Bank Group, Inc. (b)	4,066	249,246
International Bancshares Corp.	6,048	283,470
John Marshall Bankcorp, Inc.	1,283	31,741
Lakeland Bancorp, Inc.	6,998	134,851
Lakeland Financial Corp.	2,775	196,220
Live Oak Bancshares, Inc.	3,760	128,705
Macatawa Bank Corp.	2,714	29,908
Mercantile Bank Corp.	1,739	59,700
Metrocity Bankshares, Inc.	2,135	43,170
Metropolitan Bank Holding Corp. (a)	1,204	71,494
Mid Penn Bancorp, Inc.	1,583	49,817
Midland States Bancorp, Inc.	2,401	61,177
MidWestOne Financial Group, Inc.	1,547	48,189
MVB Financial Corp.	1,236	27,291
National Bank Holdings Corp.	3,343	141,175
NBT Bancorp, Inc.	4,697	184,639
Nicolet Bankshares, Inc. (a)	1,368	99,714
Northeast Bank	737	34,786
Northwest Bancshares, Inc.	13,760	194,566
OceanFirst Financial Corp.	6,575	157,274
OFG Bancorp	5,279	149,448
Old National Bancorp, Indiana	33,215	581,263
Old Second Bancorp, Inc.	4,770	81,042
Origin Bancorp, Inc.	2,554	95,775
Orrstown Financial Services, Inc.	1,172	29,007
Pacific Premier Bancorp, Inc.	10,743	347,429
Park National Corp.	1,622	203,156
Parke Bancorp, Inc.	1,070	22,154
Pathward Financial, Inc.	3,277	162,605
PCB Bancorp	1,250	23,213
Peapack-Gladstone Financial Corp.	1,889	70,063
Peoples Bancorp, Inc.	3,188	94,588
Peoples Financial Services Corp.	778	39,662
Preferred Bank, Los Angeles	1,520	108,118
Premier Financial Corp.	4,016	100,480
Primis Financial Corp.	2,391	28,309
Professional Holdings Corp. (A Shares) (a)	1,501	43,004
QCR Holdings, Inc.	1,781	93,609
RBB Bancorp	1,606	32,345
Red River Bancshares, Inc.	463	23,567
Renasant Corp.	6,178	219,813
Republic Bancorp, Inc., Kentucky Class A	974	43,811
Republic First Bancorp, Inc. (a)	6,469	14,232
S&T Bancorp, Inc.	4,387	159,599
Sandy Spring Bancorp, Inc.	4,984	168,459
Seacoast Banking Corp., Florida	6,912	221,944
ServisFirst Bancshares, Inc.	5,682	387,399
Shore Bancshares, Inc.	1,968	34,401
Sierra Bancorp	1,535	32,327
Silvergate Capital Corp. (a)(b)	3,546	50,495
Simmons First National Corp. Class A	13,813	308,168
SmartFinancial, Inc.	1,719	46,361
South Plains Financial, Inc.	1,031	28,971
Southern First Bancshares, Inc. (a)	856	36,029
Southside Bancshares, Inc.	3,456	130,913
Southstate Corp.	8,508	677,237
Stellar Bancorp, Inc.	5,077	142,714
Stock Yards Bancorp, Inc.	3,238	194,150
Summit Financial Group, Inc.	1,248	32,386
Texas Capital Bancshares, Inc. (a)	5,660	373,956
The Bank of NT Butterfield & Son Ltd.	5,665	181,053
The First Bancorp, Inc.	1,056	31,321
Third Coast Bancshares, Inc. (a)	1,395	25,863
Tompkins Financial Corp.	1,568	118,117
TowneBank	7,575	230,810
Trico Bancshares	3,492	176,521
Triumph Bancorp, Inc. (a)	2,659	148,186
Trustmark Corp.	6,852	199,530
UMB Financial Corp.	4,990	450,048
United Bankshares, Inc., West Virginia (b)	14,728	592,066
United Community Bank, Inc.	12,065	392,595
Unity Bancorp, Inc.	734	19,429
Univest Corp. of Pennsylvania	3,279	89,025
USCB Financial Holdings, Inc. (a)	1,181	14,172
Valley National Bancorp	48,980	581,882
Veritex Holdings, Inc.	6,026	169,632
Washington Federal, Inc.	7,338	260,205
Washington Trust Bancorp, Inc.	1,897	81,135
WesBanco, Inc.	6,416	238,483
West Bancorp., Inc.	1,846	40,427
Westamerica Bancorp.	2,955	164,180
		25,863,336
Capital Markets - 1.6%
Artisan Partners Asset Management, Inc.	6,831	251,517
Assetmark Financial Holdings, Inc. (a)	2,362	62,687
Associated Capital Group, Inc.	217	8,257
Avantax, Inc. (a)	5,344	155,724
B. Riley Financial, Inc. (b)	2,365	101,056
Bakkt Holdings, Inc. Class A (a)	6,937	10,891
BGC Partners, Inc. Class A	35,745	155,491
BrightSphere Investment Group, Inc.	3,594	84,279
Cohen & Steers, Inc.	2,885	211,961
Cowen Group, Inc. Class A	2,964	115,240
Diamond Hill Investment Group, Inc.	330	62,182
Donnelley Financial Solutions, Inc. (a)	2,853	130,125
Federated Hermes, Inc.	9,641	378,891
Focus Financial Partners, Inc. Class A (a)	6,595	297,764
GCM Grosvenor, Inc. Class A	4,766	42,703
Hamilton Lane, Inc. Class A	4,104	319,537
Houlihan Lokey	5,668	561,529
MarketWise, Inc. Class A (a)	2,053	4,558
Moelis & Co. Class A	7,265	339,639
Open Lending Corp. (a)	8,294	72,738
Oppenheimer Holdings, Inc. Class A (non-vtg.)	893	42,516
Perella Weinberg Partners Class A	4,209	43,142
Piper Jaffray Companies	1,979	281,216
PJT Partners, Inc.	2,669	213,600
Sculptor Capital Management, Inc. Class A	2,984	27,721
Silvercrest Asset Management Group Class A	1,074	20,299
StepStone Group, Inc. Class A	6,237	182,058
StoneX Group, Inc. (a)	1,928	169,433
Value Line, Inc.	94	4,861
Victory Capital Holdings, Inc.	1,909	56,583
Virtus Investment Partners, Inc.	793	170,400
WisdomTree Investments, Inc.	15,121	87,097
		4,665,695
Consumer Finance - 0.7%
Atlanticus Holdings Corp. (a)	530	17,225
Bread Financial Holdings, Inc.	5,682	233,132
Consumer Portfolio Services, Inc. (a)	1,017	10,221
CURO Group Holdings Corp.	2,502	10,108
Encore Capital Group, Inc. (a)	2,610	145,429
Enova International, Inc. (a)	3,495	159,547
EZCORP, Inc. (non-vtg.) Class A (a)	5,759	52,464
FirstCash Holdings, Inc.	4,258	392,502
Green Dot Corp. Class A (a)	5,382	97,307
LendingClub Corp. (a)	11,949	115,786
LendingTree, Inc. (a)	1,205	47,790
MoneyLion, Inc. (a)	16,887	13,292
Navient Corp.	11,971	227,090
Nelnet, Inc. Class A	1,608	153,548
NerdWallet, Inc. (a)	2,973	34,754
Oportun Financial Corp. (a)	3,325	23,308
OppFi, Inc. Class A (a)	1,387	3,190
PRA Group, Inc. (a)	4,317	173,716
PROG Holdings, Inc. (a)	5,666	126,295
Regional Management Corp.	900	31,041
Sunlight Financial Holdings, Inc. Class A (a)	2,736	3,529
World Acceptance Corp. (a)	449	42,978
		2,114,252
Diversified Financial Services - 0.3%
A-Mark Precious Metals, Inc.	2,102	80,927
Alerus Financial Corp.	1,703	35,048
Banco Latinoamericano de Comercio Exterior SA Series E	3,036	52,310
Cannae Holdings, Inc. (a)	7,880	192,587
Compass Diversified Holdings (b)	7,060	157,579
Jackson Financial, Inc.	8,482	373,547
SWK Holdings Corp. (a)	341	6,431
		898,429
Insurance - 2.1%
AMBAC Financial Group, Inc. (a)	4,920	81,967
American Equity Investment Life Holding Co.	7,995	380,962
Amerisafe, Inc.	2,137	117,706
Argo Group International Holdings, Ltd.	3,619	100,463
Bright Health Group, Inc. (a)	23,349	20,704
BRP Group, Inc. (a)	6,880	197,112
CNO Financial Group, Inc.	12,810	329,986
Crawford & Co. Class A	1,639	10,604
Donegal Group, Inc. Class A	1,637	24,850
eHealth, Inc. (a)	2,908	24,136
Employers Holdings, Inc.	3,032	133,014
Enstar Group Ltd. (a)	1,267	306,994
Genworth Financial, Inc. Class A (a)	55,547	306,619
Goosehead Insurance (a)	2,186	85,363
Greenlight Capital Re, Ltd. (a)	2,850	28,073
HCI Group, Inc. (b)	744	37,356
Hippo Holdings, Inc. (a)(b)	2,003	33,610
Horace Mann Educators Corp.	4,632	164,946
Investors Title Co.	145	23,490
James River Group Holdings Ltd.	4,196	95,081
Kinsale Capital Group, Inc.	2,452	682,735
Lemonade, Inc. (a)(b)	5,468	89,019
MBIA, Inc. (a)	5,488	71,399
Mercury General Corp.	3,093	110,513
National Western Life Group, Inc.	258	71,414
NI Holdings, Inc. (a)	840	11,130
Oscar Health, Inc. (a)	13,976	53,668
Palomar Holdings, Inc. (a)	2,781	142,137
ProAssurance Corp.	6,171	119,656
RLI Corp.	4,395	582,118
Root, Inc. (a)	1,289	7,579
Safety Insurance Group, Inc.	1,603	135,277
Selective Insurance Group, Inc.	6,730	639,350
Selectquote, Inc. (a)	16,305	14,058
Siriuspoint Ltd. (a)	10,613	80,553
Stewart Information Services Corp.	3,070	146,654
Tiptree, Inc.	2,667	40,032
Trean Insurance Group, Inc. (a)	2,525	15,377
Trupanion, Inc. (a)(b)	4,442	262,167
United Fire Group, Inc.	2,443	76,930
Universal Insurance Holdings, Inc.	3,049	38,844
		5,893,646
Mortgage Real Estate Investment Trusts - 1.3%
Angel Oak Mortgage, Inc.	1,634	12,925
Apollo Commercial Real Estate Finance, Inc.	16,048	195,304
Arbor Realty Trust, Inc.	18,807	280,789
Ares Commercial Real Estate Corp.	5,925	72,759
Armour Residential REIT, Inc. (b)	15,097	94,809
Blackstone Mortgage Trust, Inc. (b)	19,390	462,258
BrightSpire Capital, Inc.	10,796	82,266
Broadmark Realty Capital, Inc.	15,757	69,016
Chimera Investment Corp.	26,969	196,604
Claros Mortgage Trust, Inc.	10,335	173,008
Dynex Capital, Inc.	5,222	75,249
Ellington Financial LLC	6,799	93,350
Franklin BSP Realty Trust, Inc.	9,399	136,286
Granite Point Mortgage Trust, Inc.	6,300	42,084
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,881	364,708
Invesco Mortgage Capital, Inc.	4,117	60,479
KKR Real Estate Finance Trust, Inc.	6,528	103,991
Ladder Capital Corp. Class A	12,633	141,490
MFA Financial, Inc.	11,877	141,218
New York Mortgage Trust, Inc.	42,249	131,817
Nexpoint Real Estate Finance, Inc.	858	16,345
Orchid Island Capital, Inc.	3,963	48,309
PennyMac Mortgage Investment Trust	10,079	153,705
Ready Capital Corp.	8,227	108,843
Redwood Trust, Inc.	13,185	110,227
TPG RE Finance Trust, Inc.	7,868	68,530
Two Harbors Investment Corp.	9,776	175,381
		3,611,750
Thrifts & Mortgage Finance - 1.3%
Axos Financial, Inc. (a)	6,546	314,994
Blue Foundry Bancorp (a)	2,793	33,181
Bridgewater Bancshares, Inc. (a)	2,315	36,021
Capitol Federal Financial, Inc.	14,718	123,190
Columbia Financial, Inc. (a)	3,831	76,045
Enact Holdings, Inc. (b)	3,363	84,579
Essent Group Ltd.	11,944	525,894
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	1,010	134,300
Finance of America Companies, Inc. (a)	4,011	7,059
Greene County Bancorp, Inc.	401	19,629
Hingham Institution for Savings	166	48,528
Home Bancorp, Inc.	830	31,872
Home Point Capital, Inc.	786	1,415
Kearny Financial Corp.	6,698	62,827
Luther Burbank Corp.	1,493	17,528
Merchants Bancorp	1,827	52,563
Mr. Cooper Group, Inc. (a)	7,840	360,562
NMI Holdings, Inc. (a)	9,320	216,504
Northfield Bancorp, Inc.	4,771	71,326
PennyMac Financial Services, Inc.	3,036	204,687
Pioneer Bancorp, Inc. (a)	1,167	13,129
Provident Bancorp, Inc.	1,847	16,660
Provident Financial Services, Inc.	8,377	196,524
Radian Group, Inc.	17,880	395,148
Southern Missouri Bancorp, Inc.	903	43,723
Sterling Bancorp, Inc. (a)	1,552	9,452
Trustco Bank Corp., New York	2,106	75,626
Velocity Financial, Inc. (a)	867	8,748
Walker & Dunlop, Inc.	3,508	334,593
Waterstone Financial, Inc.	2,110	33,971
WSFS Financial Corp.	6,958	336,141
		3,886,419
TOTAL FINANCIALS		46,933,527
HEALTH CARE - 16.5%
Biotechnology - 7.1%
2seventy bio, Inc. (a)	4,272	58,099
4D Molecular Therapeutics, Inc. (a)	3,428	72,159
Aadi Bioscience, Inc. (a)	1,700	21,454
Absci Corp. (a)	6,351	19,942
ACADIA Pharmaceuticals, Inc. (a)	13,663	260,007
Adicet Bio, Inc. (a)	3,535	32,345
ADMA Biologics, Inc. (a)	20,943	77,280
Aerovate Therapeutics, Inc. (a)(b)	1,043	23,833
Affimed NV (a)	16,625	21,446
Agenus, Inc. (a)	34,579	90,251
Agios Pharmaceuticals, Inc. (a)	6,175	182,039
Akero Therapeutics, Inc. (a)	3,949	195,476
Albireo Pharma, Inc. (a)	2,094	93,518
Alector, Inc. (a)	7,278	64,192
Alkermes PLC (a)	18,445	528,265
Allogene Therapeutics, Inc. (a)(b)	9,269	71,557
Allovir, Inc. (a)	3,691	21,334
Alpine Immune Sciences, Inc. (a)	2,764	23,218
ALX Oncology Holdings, Inc. (a)	1,513	14,071
Amicus Therapeutics, Inc. (a)	31,221	407,122
AnaptysBio, Inc. (a)	2,353	58,566
Anavex Life Sciences Corp. (a)(b)	7,911	85,993
Anika Therapeutics, Inc. (a)	1,662	51,539
Apellis Pharmaceuticals, Inc. (a)	10,626	560,309
Arbutus Biopharma Corp. (a)	13,277	39,964
Arcellx, Inc.	3,379	112,892
Arcturus Therapeutics Holdings, Inc. (a)	2,616	55,276
Arcus Biosciences, Inc. (a)	5,861	126,773
Arcutis Biotherapeutics, Inc. (a)	4,746	78,641
Arrowhead Pharmaceuticals, Inc. (a)	11,682	408,753
Atara Biotherapeutics, Inc. (a)	10,569	53,585
Aura Biosciences, Inc. (a)	2,134	22,215
Aurinia Pharmaceuticals, Inc. (a)	15,152	137,126
Avid Bioservices, Inc. (a)	6,954	110,082
Avidity Biosciences, Inc. (a)	6,047	143,314
Beam Therapeutics, Inc. (a)(b)	7,236	314,404
BioCryst Pharmaceuticals, Inc. (a)	21,043	222,004
Biohaven Ltd. (a)	7,187	137,200
BioXcel Therapeutics, Inc. (a)	2,158	61,546
bluebird bio, Inc. (a)	9,568	60,757
Blueprint Medicines Corp. (a)	6,789	317,318
BridgeBio Pharma, Inc. (a)	12,079	112,093
C4 Therapeutics, Inc. (a)	4,808	37,454
CareDx, Inc. (a)	4,971	74,267
Caribou Biosciences, Inc. (a)	6,588	47,499
Catalyst Pharmaceutical Partners, Inc. (a)	10,994	170,297
Celldex Therapeutics, Inc. (a)	5,190	228,671
Celularity, Inc. Class A (a)	7,235	6,078
Century Therapeutics, Inc. (a)	2,610	11,928
Cerevel Therapeutics Holdings (a)	6,486	221,497
Chimerix, Inc. (a)	9,465	16,753
Chinook Therapeutics, Inc. (a)	5,755	145,429
Chinook Therapeutics, Inc. rights (a)(c)	702	0
Cogent Biosciences, Inc. (a)	7,224	108,793
Coherus BioSciences, Inc. (a)	8,358	70,876
Crinetics Pharmaceuticals, Inc. (a)	6,009	117,836
CTI BioPharma Corp. (a)(b)	11,162	61,726
Cullinan Oncology, Inc. (a)	3,445	40,100
Cytokinetics, Inc. (a)	9,297	394,937
Day One Biopharmaceuticals, Inc. (a)(b)	3,149	68,554
Deciphera Pharmaceuticals, Inc. (a)	5,265	89,558
Denali Therapeutics, Inc. (a)	12,349	373,804
Design Therapeutics, Inc. (a)	3,776	29,642
Dynavax Technologies Corp. (a)	13,681	155,690
Dyne Therapeutics, Inc. (a)	3,605	52,633
Eagle Pharmaceuticals, Inc. (a)	1,176	39,913
Editas Medicine, Inc. (a)	6,470	63,988
Eiger Biopharmaceuticals, Inc. (a)	4,556	8,656
Emergent BioSolutions, Inc. (a)	4,745	62,587
Enanta Pharmaceuticals, Inc. (a)	2,221	118,557
Enochian Biosciences, Inc. (a)	2,034	2,481
EQRx, Inc. (a)	23,252	56,967
Erasca, Inc. (a)(b)	7,366	29,464
Fate Therapeutics, Inc. (a)	6,514	38,823
FibroGen, Inc. (a)	9,925	234,230
Foghorn Therapeutics, Inc. (a)	2,435	20,941
Gelesis Holdings, Inc. Class A (a)	1,702	523
Generation Bio Co. (a)	5,607	33,081
Geron Corp. (a)	41,127	135,719
Gossamer Bio, Inc. (a)	7,620	20,117
GreenLight Biosciences Holdings PBC Class A (a)	9,776	10,656
Halozyme Therapeutics, Inc. (a)	15,036	778,414
Heron Therapeutics, Inc. (a)	12,062	32,688
HilleVax, Inc.	2,005	34,286
Humacyte, Inc. Class A (a)	7,045	18,528
Icosavax, Inc. (a)(b)	2,530	26,692
Ideaya Biosciences, Inc. (a)	5,040	85,831
IGM Biosciences, Inc. (a)	1,215	27,617
ImmunityBio, Inc. (a)(b)	9,162	34,816
ImmunoGen, Inc. (a)	24,516	112,774
Immunovant, Inc. (a)	5,037	89,507
Inhibrx, Inc. (a)	3,682	92,050
Inovio Pharmaceuticals, Inc. (a)	29,085	48,281
Insmed, Inc. (a)	15,339	330,249
Instil Bio, Inc. (a)	1,914	1,558
Intellia Therapeutics, Inc. (a)	9,662	410,055
Intercept Pharmaceuticals, Inc. (a)	2,771	50,598
Invivyd, Inc. (a)	6,360	14,501
Iovance Biotherapeutics, Inc. (a)	17,207	136,968
Ironwood Pharmaceuticals, Inc. Class A (a)	15,461	178,111
iTeos Therapeutics, Inc. (a)	2,743	57,329
Iveric Bio, Inc. (a)	15,253	352,344
Janux Therapeutics, Inc. (a)(b)	1,973	43,820
Jounce Therapeutics, Inc. (a)	4,612	5,396
Kalvista Pharmaceuticals, Inc. (a)	2,796	22,256
Karuna Therapeutics, Inc. (a)	3,416	681,116
Karyopharm Therapeutics, Inc. (a)	8,722	28,783
Keros Therapeutics, Inc. (a)	2,182	127,800
Kezar Life Sciences, Inc. (a)	5,983	42,898
Kiniksa Pharmaceuticals Ltd. (a)	3,522	50,928
Kinnate Biopharma, Inc. (a)	3,409	25,670
Kodiak Sciences, Inc. (a)	3,730	30,138
Kronos Bio, Inc. (a)	1,626	3,902
Krystal Biotech, Inc. (a)	2,422	201,317
Kura Oncology, Inc. (a)	7,376	101,936
Kymera Therapeutics, Inc. (a)	4,293	160,472
Lexicon Pharmaceuticals, Inc. (a)	9,770	21,885
Lyell Immunopharma, Inc. (a)	19,583	64,036
Macrogenics, Inc. (a)	6,774	39,086
Madrigal Pharmaceuticals, Inc. (a)	1,440	415,080
MannKind Corp. (a)	28,791	157,487
MeiraGTx Holdings PLC (a)	3,713	31,041
Mersana Therapeutics, Inc. (a)	10,671	70,215
MiMedx Group, Inc. (a)	12,746	49,327
Mirum Pharmaceuticals, Inc. (a)	2,090	49,073
Monte Rosa Therapeutics, Inc. (a)	3,325	24,605
Morphic Holding, Inc. (a)	2,971	97,241
Myriad Genetics, Inc. (a)	9,056	178,584
Nkarta, Inc. (a)	3,814	20,329
Nurix Therapeutics, Inc. (a)	5,389	66,231
Nuvalent, Inc. Class A (a)	2,288	69,212
Ocugen, Inc. (a)(b)	10,730	13,627
Omniab, Inc. (c)	613	1,913
Omniab, Inc. (c)	613	1,808
Oncternal Therapeutics, Inc. rights (a)(c)	19	0
Organogenesis Holdings, Inc. Class A (a)	8,523	21,819
Outlook Therapeutics, Inc. (a)(b)	12,833	14,758
Pardes Biosciences, Inc. (a)	3,563	7,375
PepGen, Inc.	1,721	26,882
PMV Pharmaceuticals, Inc. (a)	4,225	34,645
Point Biopharma Global, Inc. (a)(b)	9,762	78,096
Praxis Precision Medicines, Inc. (a)	4,567	22,744
Precigen, Inc. (a)	11,862	19,216
Prime Medicine, Inc.	1,197	21,043
Prometheus Biosciences, Inc. (a)	3,936	447,366
Protagonist Therapeutics, Inc. (a)	5,394	71,686
Prothena Corp. PLC (a)	4,166	235,587
PTC Therapeutics, Inc. (a)	7,956	365,101
Rallybio Corp. (a)	2,009	13,942
RAPT Therapeutics, Inc. (a)	2,969	86,249
Recursion Pharmaceuticals, Inc. (a)	15,517	129,257
REGENXBIO, Inc. (a)	4,551	105,629
Relay Therapeutics, Inc. (a)	9,678	207,690
Replimune Group, Inc. (a)	4,586	127,720
Revolution Medicines, Inc. (a)	8,552	228,680
Rigel Pharmaceuticals, Inc. (a)	20,038	32,862
Rocket Pharmaceuticals, Inc. (a)	6,124	133,075
Sage Therapeutics, Inc. (a)	5,922	262,581
Sana Biotechnology, Inc. (a)(b)	10,153	46,298
Sangamo Therapeutics, Inc. (a)	15,806	55,163
Seres Therapeutics, Inc. (a)	8,021	43,875
Sorrento Therapeutics, Inc. (a)	51,855	49,703
SpringWorks Therapeutics, Inc. (a)	4,082	128,175
Stoke Therapeutics, Inc. (a)	2,639	26,284
Sutro Biopharma, Inc. (a)	6,057	43,853
Syndax Pharmaceuticals, Inc. (a)	6,043	173,434
Talaris Therapeutics, Inc. (a)	2,468	3,603
Tango Therapeutics, Inc. (a)	5,298	34,967
Tenaya Therapeutics, Inc. (a)	1,565	5,352
TG Therapeutics, Inc. (a)	15,124	230,339
Travere Therapeutics, Inc. (a)	6,972	156,173
Twist Bioscience Corp. (a)	6,427	184,391
Tyra Biosciences, Inc. (a)	1,543	16,387
Vanda Pharmaceuticals, Inc. (a)	6,402	49,167
Vaxart, Inc. (a)	4,298	4,642
Vaxcyte, Inc. (a)	8,100	367,335
VBI Vaccines, Inc. (a)	21,606	12,575
Vera Therapeutics, Inc. (a)	1,616	13,704
Veracyte, Inc. (a)	8,165	205,186
Vericel Corp. (a)	5,339	146,662
Verve Therapeutics, Inc. (a)	5,279	120,097
Vir Biotechnology, Inc. (a)	8,225	243,049
Viridian Therapeutics, Inc. (a)	4,282	156,379
VistaGen Therapeutics, Inc. (a)	4,243	1,098
Xencor, Inc. (a)	6,541	215,330
Y-mAbs Therapeutics, Inc. (a)	4,303	19,320
Zentalis Pharmaceuticals, Inc. (a)	5,306	125,222
		20,330,858
Health Care Equipment & Supplies - 3.7%
Alphatec Holdings, Inc. (a)	8,160	106,243
Angiodynamics, Inc. (a)	4,175	54,359
Artivion, Inc. (a)	4,324	56,385
Atricure, Inc. (a)	5,171	223,801
Atrion Corp.	153	105,157
Avanos Medical, Inc. (a)	5,190	159,022
AxoGen, Inc. (a)	4,530	42,899
Axonics Modulation Technologies, Inc. (a)	5,560	341,384
Bioventus, Inc. (a)	3,494	6,848
Butterfly Network, Inc. Class A (a)(b)	15,237	41,902
Cardiovascular Systems, Inc. (a)	4,680	65,239
Cerus Corp. (a)	19,945	62,627
CONMED Corp.	3,300	316,008
Cue Health, Inc. (a)	12,530	32,829
Cutera, Inc. (a)	1,867	65,028
Embecta Corp.	6,585	173,778
Figs, Inc. Class A (a)	14,458	129,399
Glaukos Corp. (a)	5,180	254,079
Haemonetics Corp. (a)	5,727	484,504
Heska Corp. (a)(b)	1,101	98,473
Inari Medical, Inc. (a)	5,480	312,634
Inogen, Inc. (a)	2,640	61,591
Inspire Medical Systems, Inc. (a)	3,195	808,527
Integer Holdings Corp. (a)	3,720	244,813
IRadimed Corp.	836	31,266
iRhythm Technologies, Inc. (a)	3,418	335,989
Lantheus Holdings, Inc. (a)	7,737	444,878
Lantheus Holdings, Inc. rights (a)(c)	4,219	0
LeMaitre Vascular, Inc.	2,199	103,749
LivaNova PLC (a)	6,072	341,246
Meridian Bioscience, Inc. (a)	4,807	163,438
Merit Medical Systems, Inc. (a)	6,283	448,292
Mesa Laboratories, Inc.	581	113,028
Nano-X Imaging Ltd. (a)(b)	5,180	47,760
Neogen Corp. (a)	24,574	526,129
Nevro Corp. (a)	3,937	144,567
NuVasive, Inc. (a)	5,929	270,362
Omnicell, Inc. (a)	5,050	280,124
OraSure Technologies, Inc. (a)	8,036	44,841
Orthofix International NV (a)	3,907	84,508
OrthoPediatrics Corp. (a)	1,707	80,451
Outset Medical, Inc. (a)	5,501	154,688
Owlet, Inc. (a)	2,105	860
Paragon 28, Inc. (a)	5,228	88,092
PROCEPT BioRobotics Corp. (a)	2,959	115,076
Pulmonx Corp. (a)	2,820	25,070
RxSight, Inc. (a)(b)	2,372	33,208
Senseonics Holdings, Inc. (a)(b)	53,055	59,952
Shockwave Medical, Inc. (a)	4,031	757,546
SI-BONE, Inc. (a)	3,826	65,157
Sight Sciences, Inc. (a)	2,459	28,303
Silk Road Medical, Inc. (a)	4,239	230,432
Staar Surgical Co. (a)	5,438	383,651
SurModics, Inc. (a)	1,511	42,474
Tactile Systems Technology, Inc. (a)	2,187	28,365
Tenon Medical, Inc.	504	1,139
TransMedics Group, Inc. (a)	3,451	217,482
Treace Medical Concepts, Inc. (a)	3,764	86,911
UFP Technologies, Inc. (a)	757	86,094
Utah Medical Products, Inc.	388	35,746
Varex Imaging Corp. (a)	4,382	94,169
Vicarious Surgical, Inc. (a)	6,630	17,967
ViewRay, Inc. (a)	16,584	76,121
Zimvie, Inc. (a)	2,481	24,339
Zynex, Inc.	2,384	33,686
		10,394,685
Health Care Providers & Services - 2.6%
1Life Healthcare, Inc. (a)	20,344	325,301
23andMe Holding Co. Class A (a)(b)	29,937	74,843
Accolade, Inc. (a)	6,326	73,824
AdaptHealth Corp. (a)	8,190	175,512
Addus HomeCare Corp. (a)	1,743	187,407
Agiliti, Inc. (a)(b)	3,136	57,859
AirSculpt Technologies, Inc.	1,405	8,177
Alignment Healthcare, Inc. (a)	11,086	136,912
AMN Healthcare Services, Inc. (a)	4,901	469,712
Apollo Medical Holdings, Inc. (a)	4,442	158,313
ATI Physical Therapy, Inc. (a)	8,189	3,603
Aveanna Healthcare Holdings, Inc. (a)	4,959	6,050
Brookdale Senior Living, Inc. (a)	21,340	61,459
Cano Health, Inc. (a)(b)	18,636	25,718
CareMax, Inc. Class A (a)	6,758	31,695
Castle Biosciences, Inc. (a)	2,836	76,799
Clover Health Investments Corp. (a)	45,336	60,297
Community Health Systems, Inc. (a)	14,433	75,340
Corvel Corp. (a)	1,010	179,942
Cross Country Healthcare, Inc. (a)	4,068	112,887
DocGo, Inc. Class A (a)(b)	9,386	93,860
Fulgent Genetics, Inc. (a)	2,420	81,748
GeneDx Holdings Corp. Class A (a)	17,238	7,323
HealthEquity, Inc. (a)	9,390	571,382
Hims & Hers Health, Inc. (a)	13,715	113,560
Innovage Holding Corp. (a)	2,269	16,995
Invitae Corp. (a)(b)	28,290	66,764
LHC Group, Inc. (a)	3,341	529,883
LifeStance Health Group, Inc. (a)(b)	8,119	42,868
Modivcare, Inc. (a)	1,440	154,454
National Healthcare Corp.	1,390	82,761
National Research Corp. Class A	1,593	73,947
Opko Health, Inc. (a)	46,336	59,773
Option Care Health, Inc. (a)	17,704	511,114
Owens & Minor, Inc.	8,341	164,651
P3 Health Partners, Inc. Class A (a)	2,567	3,311
Patterson Companies, Inc.	9,856	297,553
Pediatrix Medical Group, Inc. (a)	9,264	142,202
Pennant Group, Inc. (a)	2,970	38,432
PetIQ, Inc. Class A (a)	3,151	37,308
Privia Health Group, Inc. (a)	5,176	139,959
Progyny, Inc. (a)	8,604	295,892
R1 Rcm, Inc. (a)	17,097	244,658
RadNet, Inc. (a)	5,655	119,038
Select Medical Holdings Corp.	11,765	342,009
Surgery Partners, Inc. (a)	5,701	189,273
The Ensign Group, Inc.	6,073	566,307
The Joint Corp. (a)	1,676	30,453
The Oncology Institute, Inc. (a)	3,758	5,562
U.S. Physical Therapy, Inc.	1,457	144,462
		7,469,152
Health Care Technology - 0.6%
American Well Corp. (a)	26,430	104,927
Babylon Holdings Ltd. Class A (a)	492	5,697
Computer Programs & Systems, Inc. (a)	1,567	46,038
Evolent Health, Inc. (a)	9,300	299,646
Health Catalyst, Inc. (a)	6,304	87,626
HealthStream, Inc. (a)	2,683	64,875
MultiPlan Corp. Class A (a)	42,372	55,931
Nextgen Healthcare, Inc. (a)	6,443	122,546
Nutex Health, Inc. (a)	27,732	37,161
OptimizeRx Corp. (a)	1,923	34,518
Pear Therapeutics, Inc. Class A (a)	7,428	8,097
Phreesia, Inc. (a)	5,639	211,406
Schrodinger, Inc. (a)	6,110	147,740
Sharecare, Inc. Class A (a)(b)	34,250	86,995
Simulations Plus, Inc.	1,778	73,147
Veradigm, Inc. (a)	12,226	218,968
		1,605,318
Life Sciences Tools & Services - 0.8%
AbCellera Biologics, Inc. (a)(b)	23,455	246,981
Adaptive Biotechnologies Corp. (a)	12,757	118,257
Akoya Biosciences, Inc. (a)	1,887	21,229
Alpha Teknova, Inc. (a)	730	4,351
Berkeley Lights, Inc. (a)	6,397	13,754
BioLife Solutions, Inc. (a)	3,875	90,830
BioNano Genomics, Inc. (a)(b)	34,834	63,050
Codexis, Inc. (a)	7,065	43,450
CryoPort, Inc. (a)	5,053	115,360
Cytek Biosciences, Inc. (a)	13,027	156,975
Inotiv, Inc. (a)	2,043	14,812
MaxCyte, Inc. (a)	9,839	57,460
Medpace Holdings, Inc. (a)	2,869	634,250
Nanostring Technologies, Inc. (a)	5,321	56,296
Nautilus Biotechnology, Inc. (a)	5,297	10,382
NeoGenomics, Inc. (a)	14,280	169,646
OmniAb, Inc. (a)	8,898	36,838
Pacific Biosciences of California, Inc. (a)(b)	25,636	284,303
Quanterix Corp. (a)	3,821	53,991
Quantum-Si, Inc. (a)	10,946	24,300
Science 37 Holdings, Inc. (a)	6,898	3,724
Seer, Inc. (a)	5,946	27,054
Singular Genomics Systems, Inc. (a)	6,673	17,850
SomaLogic, Inc. Class A (a)	17,016	59,216
		2,324,359
Pharmaceuticals - 1.7%
Aclaris Therapeutics, Inc. (a)	7,343	124,097
Amneal Pharmaceuticals, Inc. (a)	12,111	26,644
Amphastar Pharmaceuticals, Inc. (a)	4,309	130,390
Amylyx Pharmaceuticals, Inc.	5,710	223,775
AN2 Therapeutics, Inc.	1,223	14,872
ANI Pharmaceuticals, Inc. (a)	1,420	63,517
Arvinas Holding Co. LLC (a)	5,543	181,644
Atea Pharmaceuticals, Inc. (a)	8,688	40,225
Athira Pharma, Inc. (a)	4,198	16,960
Axsome Therapeutics, Inc. (a)	3,625	271,875
Cara Therapeutics, Inc. (a)	5,063	59,136
Cassava Sciences, Inc. (a)(b)	4,331	121,268
CinCor Pharma, Inc.	2,851	82,479
Collegium Pharmaceutical, Inc. (a)	3,794	106,536
Corcept Therapeutics, Inc. (a)	9,788	223,754
DICE Therapeutics, Inc. (a)	4,021	127,747
Edgewise Therapeutics, Inc. (a)	4,324	44,235
Esperion Therapeutics, Inc. (a)	8,282	52,674
Evolus, Inc. (a)	4,093	42,526
Eyepoint Pharmaceuticals, Inc. (a)	2,860	13,328
Fulcrum Therapeutics, Inc. (a)	4,950	62,420
Harmony Biosciences Holdings, Inc. (a)	2,979	143,498
Innoviva, Inc. (a)	7,043	89,094
Intra-Cellular Therapies, Inc. (a)	10,382	497,505
Ligand Pharmaceuticals, Inc. Class B (a)	1,710	119,187
Liquidia Technologies, Inc. (a)(b)	5,462	36,049
Nektar Therapeutics (a)	21,026	57,191
NGM Biopharmaceuticals, Inc. (a)	4,671	24,476
Nuvation Bio, Inc. (a)	13,646	33,569
Ocular Therapeutix, Inc. (a)	8,933	34,928
Pacira Biosciences, Inc. (a)	5,082	199,570
Phathom Pharmaceuticals, Inc. (a)	2,842	33,905
Phibro Animal Health Corp. Class A	2,300	35,420
Prestige Brands Holdings, Inc. (a)	5,602	368,388
Provention Bio, Inc. (a)	7,274	62,993
Reata Pharmaceuticals, Inc. (a)	3,110	134,756
Relmada Therapeutics, Inc. (a)	1,780	7,227
Revance Therapeutics, Inc. (a)	9,147	317,218
Scilex Holding Co.	7,037	49,970
SIGA Technologies, Inc.	5,248	38,468
Supernus Pharmaceuticals, Inc. (a)	5,590	229,246
Tarsus Pharmaceuticals, Inc. (a)	2,064	32,529
Theravance Biopharma, Inc. (a)(b)	7,470	80,751
Theseus Pharmaceuticals, Inc. (a)	1,937	27,099
Third Harmonics Bio, Inc.	1,366	5,969
Ventyx Biosciences, Inc. (a)	2,817	118,314
Xeris Biopharma Holdings, Inc. (a)	16,107	19,973
Zogenix, Inc. rights (a)(c)	5,244	9,439
		4,836,834
TOTAL HEALTH CARE		46,961,206
INDUSTRIALS - 15.7%
Aerospace & Defense - 1.0%
AAR Corp. (a)	3,823	196,655
Aerojet Rocketdyne Holdings, Inc. (a)	8,931	499,422
AeroVironment, Inc. (a)	2,795	248,671
AerSale Corp. (a)	2,466	45,892
Archer Aviation, Inc. Class A (a)(b)	16,497	47,841
Astra Space, Inc. Class A (a)	17,116	10,882
Astronics Corp. (a)	2,949	43,793
Cadre Holdings, Inc.	2,184	49,992
Ducommun, Inc. (a)	1,238	71,532
Kaman Corp.	3,252	82,015
Kratos Defense & Security Solutions, Inc. (a)	14,101	161,456
Maxar Technologies, Inc.	8,320	429,894
Momentus, Inc. Class A (a)	6,324	5,723
Moog, Inc. Class A	3,217	306,644
National Presto Industries, Inc.	549	42,059
Park Aerospace Corp.	2,206	30,685
Parsons Corp. (a)	3,725	162,112
Redwire Corp. (a)	2,232	5,714
Rocket Lab U.S.A., Inc. Class A (a)(b)	24,678	122,650
Terran Orbital Corp. Class A (a)	4,602	8,928
Triumph Group, Inc. (a)	7,296	83,101
V2X, Inc. (a)	1,343	59,307
Virgin Galactic Holdings, Inc. (a)(b)	27,556	152,109
		2,867,077
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	6,519	184,553
Atlas Air Worldwide Holdings, Inc. (a)	3,139	320,837
Forward Air Corp.	3,045	328,403
Hub Group, Inc. Class A (a)	3,657	311,832
Radiant Logistics, Inc. (a)	4,098	22,990
		1,168,615
Airlines - 0.3%
Allegiant Travel Co. (a)	1,773	152,531
Blade Air Mobility, Inc. (a)(b)	6,459	28,807
Frontier Group Holdings, Inc. (a)	4,226	53,163
Hawaiian Holdings, Inc. (a)	5,789	71,320
Joby Aviation, Inc. (a)(b)	29,223	129,166
SkyWest, Inc. (a)	5,626	116,796
Spirit Airlines, Inc.	12,283	243,695
Sun Country Airlines Holdings, Inc. (a)	3,789	70,741
Wheels Up Experience, Inc. Class A (a)	18,541	22,805
		889,024
Building Products - 1.3%
AAON, Inc.	4,946	377,479
American Woodmark Corp. (a)	1,871	107,190
Apogee Enterprises, Inc.	2,508	117,475
Caesarstone Sdot-Yam Ltd.	2,653	16,555
CSW Industrials, Inc.	1,651	223,232
Gibraltar Industries, Inc. (a)	3,497	187,334
Griffon Corp.	5,192	212,249
Insteel Industries, Inc.	2,162	64,838
Janus International Group, Inc. (a)	9,072	99,792
Jeld-Wen Holding, Inc. (a)	9,464	119,720
Masonite International Corp. (a)	2,519	229,783
PGT Innovations, Inc. (a)	6,579	142,764
Quanex Building Products Corp.	3,697	95,715
Resideo Technologies, Inc. (a)	16,431	315,968
Simpson Manufacturing Co. Ltd.	4,840	518,412
UFP Industries, Inc.	6,756	632,024
View, Inc. Class A (a)	12,097	9,920
Zurn Elkay Water Solutions Cor	14,074	307,658
		3,778,108
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	7,495	351,590
ACCO Brands Corp.	10,413	66,123
ACV Auctions, Inc. Class A (a)	13,324	130,575
Aris Water Solution, Inc. Class A	2,499	38,710
Brady Corp. Class A	5,131	274,355
BrightView Holdings, Inc. (a)	5,168	41,086
Casella Waste Systems, Inc. Class A (a)	5,636	451,556
Cimpress PLC (a)	1,983	64,824
CompX International, Inc. Class A	171	3,239
CoreCivic, Inc. (a)	12,814	136,341
Deluxe Corp.	4,990	99,750
Ennis, Inc.	2,788	59,217
Harsco Corp. (a)	9,031	71,706
Healthcare Services Group, Inc.	8,420	113,417
Heritage-Crystal Clean, Inc. (a)	1,763	65,584
HNI Corp.	4,696	149,192
Interface, Inc.	6,459	73,503
KAR Auction Services, Inc. (a)	12,251	178,375
Kimball International, Inc. Class B	4,357	32,242
Li-Cycle Holdings Corp. (a)(b)	15,709	85,457
Matthews International Corp. Class A	3,344	123,862
Millerknoll, Inc.	8,674	207,135
Montrose Environmental Group, Inc. (a)	3,125	169,250
NL Industries, Inc.	997	7,039
Pitney Bowes, Inc.	19,780	85,252
Quad/Graphics, Inc. (a)	3,642	16,061
SP Plus Corp. (a)	2,232	84,169
Steelcase, Inc. Class A	10,087	78,679
The Brink's Co.	5,113	335,413
The GEO Group, Inc. (a)	13,394	154,031
UniFirst Corp.	1,684	334,173
Viad Corp. (a)	2,290	67,670
VSE Corp.	1,212	66,539
		4,216,115
Construction & Engineering - 1.5%
Ameresco, Inc. Class A (a)	3,607	232,543
API Group Corp. (a)	23,403	520,483
Arcosa, Inc.	5,487	325,214
Argan, Inc.	1,471	57,354
Comfort Systems U.S.A., Inc.	4,008	485,128
Concrete Pumping Holdings, Inc. (a)	3,055	24,868
Construction Partners, Inc. Class A (a)	4,517	127,786
Dycom Industries, Inc. (a)	3,278	312,623
EMCOR Group, Inc.	5,316	788,097
Fluor Corp. (a)	16,104	591,822
Granite Construction, Inc.	5,011	213,368
Great Lakes Dredge & Dock Corp. (a)	7,349	50,561
IES Holdings, Inc. (a)	1,003	39,929
MYR Group, Inc. (a)	1,858	184,053
Northwest Pipe Co. (a)	1,099	41,103
Primoris Services Corp.	5,984	159,174
Sterling Construction Co., Inc. (a)	3,313	120,560
Tutor Perini Corp. (a)	4,788	43,906
		4,318,572
Electrical Equipment - 1.5%
Allied Motion Technologies, Inc.	1,511	61,407
Array Technologies, Inc. (a)	17,062	379,288
Atkore, Inc. (a)	4,667	607,877
AZZ, Inc.	2,780	118,094
Babcock & Wilcox Enterprises, Inc. (a)	6,895	45,783
Blink Charging Co. (a)(b)	4,115	56,005
Bloom Energy Corp. Class A (a)	20,385	508,198
Encore Wire Corp.	2,007	323,990
Energy Vault Holdings, Inc. Class A (a)(b)	9,325	39,538
EnerSys	4,612	382,888
Enovix Corp. (a)(b)	12,421	98,623
ESS Tech, Inc. Class A (a)(b)	9,791	21,638
Fluence Energy, Inc. (a)(b)	4,065	98,129
FTC Solar, Inc. (a)	4,776	13,134
FuelCell Energy, Inc. (a)(b)	46,654	170,754
GrafTech International Ltd.	21,768	142,363
Heliogen, Inc. (a)	9,894	6,308
NuScale Power Corp. (a)(b)	3,596	38,333
Powell Industries, Inc.	1,045	41,487
Preformed Line Products Co.	290	25,616
Shoals Technologies Group, Inc. (a)	15,625	435,781
Stem, Inc. (a)(b)	16,409	161,793
SunPower Corp. (a)(b)	9,328	162,587
Thermon Group Holdings, Inc. (a)	3,662	84,665
TPI Composites, Inc. (a)	4,168	54,392
Vicor Corp. (a)	2,509	174,200
		4,252,871
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A	2,965	67,157
Machinery - 4.0%
3D Systems Corp. (a)	14,403	156,417
Alamo Group, Inc.	1,127	176,342
Albany International Corp. Class A	3,504	392,974
Altra Industrial Motion Corp.	7,345	448,559
Astec Industries, Inc.	2,622	115,735
Barnes Group, Inc.	5,495	243,209
Berkshire Grey, Inc. Class A (a)	5,638	6,371
Blue Bird Corp. (a)	1,983	28,754
Chart Industries, Inc. (a)	4,836	647,927
CIRCOR International, Inc. (a)	2,062	57,014
Columbus McKinnon Corp. (NY Shares)	3,178	114,249
Desktop Metal, Inc. (a)(b)	30,632	51,462
Douglas Dynamics, Inc.	2,525	102,035
Energy Recovery, Inc. (a)	6,262	138,578
Enerpac Tool Group Corp. Class A	6,443	170,997
EnPro Industries, Inc.	2,356	285,241
ESCO Technologies, Inc.	2,902	285,673
Evoqua Water Technologies Corp. (a)	13,332	646,735
Fathom Digital Manufacturing Corp. (a)	989	1,365
Federal Signal Corp.	6,717	357,680
Franklin Electric Co., Inc.	5,204	469,921
Gorman-Rupp Co.	2,591	74,439
Helios Technologies, Inc.	3,705	244,530
Hillenbrand, Inc.	7,861	368,366
Hillman Solutions Corp. Class A (a)	15,271	146,602
Hydrofarm Holdings Group, Inc. (a)	1,582	2,958
Hyliion Holdings Corp. Class A (a)(b)	15,921	56,997
Hyster-Yale Materials Handling, Inc. Class A	1,238	40,148
Hyzon Motors, Inc. Class A (a)(b)	9,742	20,750
John Bean Technologies Corp.	3,589	400,999
Kadant, Inc.	1,319	268,773
Kennametal, Inc.	9,271	264,224
Lightning eMotors, Inc. (a)	4,713	4,094
Lindsay Corp.	1,247	195,305
Luxfer Holdings PLC sponsored	3,025	50,064
Manitowoc Co., Inc. (a)	4,046	55,430
Markforged Holding Corp. (a)	13,910	18,639
Microvast Holdings, Inc. (a)(b)	19,149	31,213
Miller Industries, Inc.	1,226	35,566
Mueller Industries, Inc.	6,323	414,473
Mueller Water Products, Inc. Class A	17,631	223,032
Nikola Corp. (a)(b)	38,843	105,265
Omega Flex, Inc.	363	38,587
Proterra, Inc. Class A (a)(b)	25,445	129,770
Proto Labs, Inc. (a)	3,100	94,860
RBC Bearings, Inc. (a)(b)	3,228	787,535
REV Group, Inc.	3,712	47,551
Sarcos Technology and Robotics Corp. Class A (a)	11,898	7,139
Shyft Group, Inc. (The)	3,962	131,895
SPX Technologies, Inc. (a)	4,931	369,874
Standex International Corp.	1,345	155,442
Tennant Co.	2,071	145,239
Terex Corp.	7,557	385,180
The Greenbrier Companies, Inc.	3,600	111,312
Titan International, Inc. (a)	5,812	97,002
Trinity Industries, Inc.	9,258	266,353
Velo3D, Inc. (a)	6,907	16,577
Wabash National Corp.	5,405	139,233
Watts Water Technologies, Inc. Class A	3,089	505,113
Xos, Inc. Class A (a)	6,641	6,288
		11,354,055
Marine - 0.2%
Costamare, Inc.	5,827	59,144
Eagle Bulk Shipping, Inc.	1,550	88,784
Eneti, Inc.	2,325	24,622
Genco Shipping & Trading Ltd.	4,210	76,369
Golden Ocean Group Ltd. (b)	13,887	133,037
Matson, Inc.	4,228	279,555
Safe Bulkers, Inc. (b)	7,875	25,909
		687,420
Professional Services - 1.7%
Alight, Inc. Class A (a)	38,445	360,999
ASGN, Inc. (a)	5,556	505,318
Atlas Technical Consultants, Inc. (a)	2,422	29,379
Barrett Business Services, Inc.	751	74,634
CBIZ, Inc. (a)	5,376	255,844
CRA International, Inc.	787	93,527
Exponent, Inc.	5,733	587,862
First Advantage Corp. (a)	6,703	93,038
Forrester Research, Inc. (a)	1,287	47,696
Franklin Covey Co. (a)	1,369	63,522
Heidrick & Struggles International, Inc.	2,240	68,902
HireRight Holdings Corp. (a)	2,496	28,554
Huron Consulting Group, Inc. (a)	2,214	150,641
ICF International, Inc.	2,077	212,249
Insperity, Inc.	4,085	451,597
Kelly Services, Inc. Class A (non-vtg.)	3,837	69,450
Kforce, Inc.	2,280	127,976
Korn Ferry	6,001	323,994
LegalZoom.com, Inc. (a)	10,991	93,204
NV5 Global, Inc. (a)	1,529	203,800
Planet Labs PBC Class A (a)(b)	17,683	87,531
Red Violet, Inc. (a)(b)	1,071	25,463
Resources Connection, Inc.	3,628	62,656
Skillsoft Corp. (a)	9,761	18,741
Spire Global, Inc. (a)	13,760	16,374
Sterling Check Corp. (a)	2,758	38,474
TriNet Group, Inc. (a)	4,231	319,229
TrueBlue, Inc. (a)	3,656	71,767
Upwork, Inc. (a)	13,830	179,237
Willdan Group, Inc. (a)	1,297	24,695
		4,686,353
Road & Rail - 0.6%
ArcBest Corp.	2,781	232,074
Bird Global, Inc. Class A (a)	19,279	4,523
Covenant Transport Group, Inc. Class A	1,058	35,083
Daseke, Inc. (a)	4,752	33,169
Heartland Express, Inc.	5,171	86,976
Marten Transport Ltd.	6,560	144,910
P.A.M. Transportation Services, Inc.	711	20,583
Saia, Inc. (a)	3,012	821,613
TuSimple Holdings, Inc. (a)	16,460	34,566
Universal Logistics Holdings, Inc.	815	29,275
Werner Enterprises, Inc.	7,139	335,319
		1,778,091
Trading Companies & Distributors - 1.7%
Alta Equipment Group, Inc.	2,297	38,934
Applied Industrial Technologies, Inc.	4,324	619,240
Beacon Roofing Supply, Inc. (a)	5,815	330,757
BlueLinx Corp. (a)	1,002	86,994
Boise Cascade Co.	4,476	335,566
Custom Truck One Source, Inc. Class A (a)	6,684	47,323
Distribution Solutions Group I (a)	558	23,045
DXP Enterprises, Inc. (a)	1,750	53,025
GATX Corp.	3,955	452,650
Global Industrial Co.	1,473	38,725
GMS, Inc. (a)	4,829	286,456
H&E Equipment Services, Inc.	3,608	183,611
Herc Holdings, Inc.	2,848	442,351
Hudson Technologies, Inc. (a)	4,840	49,416
Karat Packaging, Inc.	642	9,649
McGrath RentCorp.	2,709	269,654
MRC Global, Inc. (a)	9,284	126,262
NOW, Inc. (a)	12,465	175,009
Rush Enterprises, Inc.:
Class A	5,226	281,211
Class B	208	12,099
Textainer Group Holdings Ltd.	4,877	165,330
Titan Machinery, Inc. (a)	2,292	100,710
Transcat, Inc. (a)	824	68,820
Triton International Ltd.	6,544	462,268
Veritiv Corp.	1,491	186,435
		4,845,540
TOTAL INDUSTRIALS		44,908,998
INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 0.8%
ADTRAN Holdings, Inc.	8,742	164,962
Aviat Networks, Inc. (a)	1,260	40,761
Calix, Inc. (a)	6,517	343,055
Cambium Networks Corp. (a)	1,310	28,073
Casa Systems, Inc. (a)	4,263	14,579
Clearfield, Inc. (a)	1,317	94,113
CommScope Holding Co., Inc. (a)	23,343	196,081
Comtech Telecommunications Corp.	2,900	45,994
Digi International, Inc. (a)	3,835	130,352
DZS, Inc. (a)	2,050	26,035
Extreme Networks, Inc. (a)	14,503	261,489
Harmonic, Inc. (a)	10,483	138,061
Infinera Corp. (a)(b)	22,002	161,055
Inseego Corp. (a)	3,562	4,132
NETGEAR, Inc. (a)	3,257	65,042
NetScout Systems, Inc. (a)	7,808	250,637
Ondas Holdings, Inc. (a)	4,004	7,968
Ribbon Communications, Inc. (a)	8,544	29,989
Viavi Solutions, Inc. (a)	25,928	292,986
		2,295,364
Electronic Equipment & Components - 2.3%
908 Devices, Inc. (a)(b)	2,613	24,353
Advanced Energy Industries, Inc.	4,261	395,165
Aeva Technologies, Inc. (a)	5,080	8,585
AEye, Inc. Class A (a)	11,314	7,075
Akoustis Technologies, Inc. (a)	6,269	23,133
Arlo Technologies, Inc. (a)	9,978	37,418
Badger Meter, Inc.	3,306	383,165
Belden, Inc.	4,785	388,016
Benchmark Electronics, Inc.	3,949	110,533
Cepton, Inc. (a)	5,171	6,257
CTS Corp.	3,582	159,435
ePlus, Inc. (a)	2,988	148,743
Evolv Technologies Holdings, Inc. (a)	9,627	29,459
Fabrinet (a)	4,180	550,339
FARO Technologies, Inc. (a)	2,193	60,264
Focus Universal, Inc. (a)	1,904	11,043
Identiv, Inc. (a)	2,677	23,343
Insight Enterprises, Inc. (a)	3,524	397,225
Itron, Inc. (a)	5,112	293,787
Kimball Electronics, Inc. (a)	2,646	67,526
Knowles Corp. (a)	10,115	194,511
Lightwave Logic, Inc. (a)(b)	13,024	81,921
Methode Electronics, Inc. Class A	4,088	195,161
MicroVision, Inc. (a)(b)	18,685	46,899
Mirion Technologies, Inc. Class A (a)	15,484	123,098
Napco Security Technologies, Inc. (a)	3,359	97,310
nLIGHT, Inc. (a)	5,193	64,393
Novanta, Inc. (a)	4,021	649,271
OSI Systems, Inc. (a)	1,804	170,857
Ouster, Inc. (a)	17,746	25,377
Par Technology Corp. (a)	3,028	102,922
PC Connection, Inc.	1,251	61,337
Plexus Corp. (a)	3,070	294,689
Rogers Corp. (a)	2,129	297,187
Sanmina Corp. (a)	6,429	391,719
ScanSource, Inc. (a)	2,863	94,279
Smartrent, Inc. (a)	13,947	40,725
TTM Technologies, Inc. (a)	11,409	179,349
Velodyne Lidar, Inc. (a)(b)	25,169	29,448
Vishay Intertechnology, Inc.	14,667	335,728
Vishay Precision Group, Inc. (a)	1,387	59,891
		6,660,936
IT Services - 2.0%
AvidXchange Holdings, Inc. (a)	16,630	184,926
BigCommerce Holdings, Inc. (a)	7,374	90,405
Brightcove, Inc. (a)	4,886	30,977
Cantaloupe, Inc. (a)	6,584	33,513
Cass Information Systems, Inc.	1,511	73,374
Cerberus Cyber Sentinel Corp.	4,944	7,070
Conduent, Inc. (a)	19,090	91,059
CSG Systems International, Inc.	3,501	208,905
Cyxtera Technologies, Inc. Class A (a)	4,759	15,324
Digitalocean Holdings, Inc. (a)	8,001	234,829
Edgio, Inc. (a)	16,343	25,659
EVERTEC, Inc.	6,887	254,406
EVO Payments, Inc. Class A (a)	5,246	177,682
ExlService Holdings, Inc. (a)	3,662	624,737
Fastly, Inc. Class A (a)	12,935	133,877
Flywire Corp. (a)	6,510	175,575
Grid Dynamics Holdings, Inc. (a)	6,162	77,148
Hackett Group, Inc.	3,063	67,692
i3 Verticals, Inc. Class A (a)	2,487	71,924
IBEX Ltd. (a)	968	25,836
Information Services Group, Inc.	4,174	21,872
International Money Express, Inc. (a)	3,523	80,183
Marqeta, Inc. Class A (a)	49,363	327,277
Maximus, Inc.	6,824	510,776
MoneyGram International, Inc. (a)	10,261	110,511
Paya Holdings, Inc. (a)	10,031	97,501
Payoneer Global, Inc. (a)	25,087	149,519
Paysafe Ltd. (a)	3,195	67,223
Perficient, Inc. (a)	3,882	287,811
PFSweb, Inc. (a)	2,019	13,447
Priority Technology Holdings, Inc. (a)	1,881	9,048
Rackspace Technology, Inc. (a)	2,744	8,232
Remitly Global, Inc. (a)	11,336	136,712
Repay Holdings Corp. (a)	9,987	97,273
Sabre Corp. (a)	36,970	251,766
Squarespace, Inc. Class A (a)	3,435	81,478
StoneCo Ltd. Class A (a)	31,430	350,759
Ttec Holdings, Inc.	2,153	109,459
Tucows, Inc. (a)(b)	1,120	37,150
Unisys Corp. (a)	7,574	40,975
Verra Mobility Corp. (a)	15,875	244,951
		5,638,841
Semiconductors & Semiconductor Equipment - 2.7%
ACM Research, Inc.	5,531	69,082
Alpha & Omega Semiconductor Ltd. (a)	2,492	82,136
Ambarella, Inc. (a)	4,133	371,309
Amkor Technology, Inc.	11,424	334,266
Atomera, Inc. (a)	2,485	18,141
Axcelis Technologies, Inc. (a)	3,699	406,705
AXT, Inc. (a)	4,738	27,907
CEVA, Inc. (a)	2,558	84,721
Cohu, Inc. (a)	5,334	192,451
Credo Technology Group Holding Ltd. (b)	10,967	190,058
Diodes, Inc. (a)	5,025	448,180
FormFactor, Inc. (a)	8,735	245,803
Ichor Holdings Ltd. (a)	3,166	107,011
Impinj, Inc. (a)	2,426	314,846
indie Semiconductor, Inc. (a)(b)	11,497	91,631
Kulicke & Soffa Industries, Inc.	6,459	330,055
MACOM Technology Solutions Holdings, Inc. (a)	5,696	381,746
MaxLinear, Inc. Class A (a)	8,267	340,600
Onto Innovation, Inc. (a)	5,612	441,384
PDF Solutions, Inc. (a)	3,355	106,622
Photronics, Inc. (a)	6,784	122,926
Power Integrations, Inc.	6,396	550,632
Rambus, Inc. (a)	12,063	488,190
Rigetti Computing, Inc. Class A (a)	8,796	6,866
Semtech Corp. (a)	7,192	237,552
Silicon Laboratories, Inc. (a)	3,734	585,902
SiTime Corp. (a)	1,851	213,291
SkyWater Technology, Inc. (a)	1,313	14,207
SMART Global Holdings, Inc. (a)	5,394	92,723
Synaptics, Inc. (a)	4,509	563,760
Transphorm, Inc. (a)	2,697	12,568
Ultra Clean Holdings, Inc. (a)	5,126	172,490
Veeco Instruments, Inc. (a)	5,740	113,996
		7,759,757
Software - 4.7%
8x8, Inc. (a)	10,385	48,913
A10 Networks, Inc.	7,303	113,050
ACI Worldwide, Inc. (a)	12,701	354,739
Adeia, Inc.	11,293	123,658
Agilysys, Inc. (a)	2,238	187,007
Alarm.com Holdings, Inc. (a)	5,453	292,281
Alkami Technology, Inc. (a)	4,086	66,888
Altair Engineering, Inc. Class A (a)	5,903	313,449
American Software, Inc. Class A	3,556	54,087
Amplitude, Inc. (a)	6,450	92,751
AppFolio, Inc. (a)	2,194	246,452
Appian Corp. Class A (a)	4,574	189,204
Applied Digital Corp.	7,311	22,664
Arteris, Inc. (a)	2,229	13,998
Asana, Inc. (a)	8,424	130,572
Avaya Holdings Corp. (a)	9,083	3,244
AvePoint, Inc. (a)(b)	15,038	67,220
Blackbaud, Inc. (a)	5,246	326,354
BlackLine, Inc. (a)	6,251	448,822
Blend Labs, Inc. (a)	21,407	35,536
Box, Inc. Class A (a)	15,826	506,274
C3.ai, Inc. (a)(b)	6,776	134,504
Cerence, Inc. (a)	4,453	109,188
Cipher Mining, Inc. (a)	4,529	5,435
Cleanspark, Inc. (a)	5,874	18,621
Clear Secure, Inc.	7,069	221,896
CommVault Systems, Inc. (a)	5,037	313,453
Consensus Cloud Solutions, Inc. (a)	2,113	124,181
Couchbase, Inc. (a)	3,220	47,624
CS Disco, Inc. (a)	987	8,202
Cvent Holding Corp. (a)	5,258	42,432
Digimarc Corp. (a)(b)	1,561	31,189
Digital Turbine, Inc. (a)	10,705	185,839
Domo, Inc. Class B (a)	3,567	55,324
Duck Creek Technologies, Inc. (a)	8,816	166,887
E2open Parent Holdings, Inc. (a)	22,565	155,699
Ebix, Inc.	3,038	57,904
eGain Communications Corp. (a)	2,348	22,823
Enfusion, Inc. Class A (a)	3,093	36,745
EngageSmart, Inc. (a)	4,066	80,100
Envestnet, Inc. (a)	6,219	404,235
Everbridge, Inc. (a)	4,551	145,450
EverCommerce, Inc. (a)(b)	2,868	29,626
ForgeRock, Inc. (a)	4,281	85,021
Greenidge Generation Holdings, Inc. (a)	1,487	1,249
Instructure Holdings, Inc. (a)	1,943	52,519
Intapp, Inc. (a)	1,623	47,035
InterDigital, Inc. (b)	3,363	235,242
IronNet, Inc. Class A (a)	7,642	3,049
Kaleyra, Inc. (a)	3,247	3,702
KnowBe4, Inc. (a)	8,266	205,741
Latch, Inc. (a)	11,914	10,955
LivePerson, Inc. (a)	6,874	88,537
Liveramp Holdings, Inc. (a)	7,517	201,155
Livevox Holdings, Inc. (a)	2,378	6,920
Marathon Digital Holdings, Inc. (a)(b)	13,280	95,749
Matterport, Inc. (a)	25,871	91,066
MeridianLink, Inc. (a)	2,579	40,955
MicroStrategy, Inc. Class A (a)(b)	1,068	268,848
Mitek Systems, Inc. (a)	4,854	47,860
Model N, Inc. (a)	4,124	163,558
Momentive Global, Inc. (a)	14,863	114,594
N-able, Inc. (a)	7,729	79,377
Nextnav, Inc. (a)(b)	7,973	23,600
Olo, Inc. (a)	10,407	83,464
ON24, Inc. (a)	4,874	45,231
Onespan, Inc. (a)	4,559	62,960
Pagerduty, Inc. (a)(b)	9,868	293,968
PowerSchool Holdings, Inc. (a)	5,166	116,338
Progress Software Corp.	4,829	256,130
PROS Holdings, Inc. (a)	4,639	116,903
Q2 Holdings, Inc. (a)	6,338	207,379
Qualys, Inc. (a)	4,375	504,700
Rapid7, Inc. (a)	6,737	268,604
Rimini Street, Inc. (a)	5,871	26,420
Riot Platforms, Inc. (a)(b)	18,071	113,305
Sapiens International Corp. NV	3,671	83,185
SecureWorks Corp. (a)	1,309	10,498
ShotSpotter, Inc. (a)	1,004	38,704
SolarWinds, Inc. (a)	5,546	56,347
Sprout Social, Inc. (a)	5,314	339,937
SPS Commerce, Inc. (a)	4,102	558,200
Sumo Logic, Inc. (a)	13,231	156,523
Telos Corp. (a)	6,218	30,157
Tenable Holdings, Inc. (a)	12,679	510,076
TeraWulf, Inc. (a)	2,381	2,327
Upland Software, Inc. (a)	1,684	14,701
Varonis Systems, Inc. (a)	12,365	319,512
Verint Systems, Inc. (a)	7,203	273,498
Veritone, Inc. (a)	3,733	31,544
Viant Technology, Inc. (a)	1,521	6,905
Weave Communications, Inc. (a)	3,749	19,495
Workiva, Inc. (a)	5,396	466,916
Xperi, Inc. (a)	5,187	53,685
Yext, Inc. (a)	13,009	90,413
Zeta Global Holdings Corp. (a)	12,598	114,390
Zuora, Inc. (a)	14,333	113,517
		13,287,184
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc. (a)	3,905	118,361
CompoSecure, Inc. (a)	818	5,202
Corsair Gaming, Inc. (a)(b)	4,392	69,086
Diebold Nixdorf, Inc. (a)	8,832	21,108
Eastman Kodak Co. (a)	6,600	23,826
IonQ, Inc. (a)(b)	13,840	61,450
Super Micro Computer, Inc. (a)	5,238	378,865
Turtle Beach Corp. (a)	1,841	17,490
Xerox Holdings Corp.	13,020	213,268
		908,656
TOTAL INFORMATION TECHNOLOGY		36,550,738
MATERIALS - 4.4%
Chemicals - 2.1%
AdvanSix, Inc.	3,044	131,623
American Vanguard Corp.	3,119	70,458
Amyris, Inc. (a)(b)	22,449	35,694
Aspen Aerogels, Inc. (a)	3,563	37,412
Avient Corp.	10,338	418,896
Balchem Corp.	3,599	470,137
Cabot Corp.	6,298	474,428
Chase Corp.	854	80,601
Danimer Scientific, Inc. (a)(b)	5,875	13,395
Diversey Holdings Ltd. (a)	8,813	53,495
Ecovyst, Inc. (a)	8,119	85,168
FutureFuel Corp.	2,940	27,254
H.B. Fuller Co.	5,996	414,324
Hawkins, Inc.	2,194	85,566
Ingevity Corp. (a)	4,227	348,474
Innospec, Inc.	2,789	315,213
Intrepid Potash, Inc. (a)	1,254	41,043
Koppers Holdings, Inc.	2,283	79,015
Kronos Worldwide, Inc.	2,582	30,080
Livent Corp. (a)(b)	18,375	476,280
LSB Industries, Inc. (a)	8,326	105,823
Mativ, Inc.	6,211	171,175
Minerals Technologies, Inc.	3,662	254,326
Origin Materials, Inc. Class A (a)(b)	12,081	73,090
Orion Engineered Carbons SA	6,862	144,239
Perimeter Solutions SA (a)	13,386	124,490
PureCycle Technologies, Inc. (a)	11,970	100,309
Quaker Houghton	1,538	302,786
Rayonier Advanced Materials, Inc. (a)	6,862	47,554
Sensient Technologies Corp.	4,729	357,938
Stepan Co.	2,398	263,396
Tredegar Corp.	3,051	37,009
Trinseo PLC	3,967	110,084
Tronox Holdings PLC	13,273	227,632
Valhi, Inc.	243	6,277
		6,014,684
Construction Materials - 0.2%
Summit Materials, Inc.	13,453	442,066
United States Lime & Minerals, Inc.	232	35,218
		477,284
Containers & Packaging - 0.3%
Cryptyde, Inc. (a)	2,372	511
Greif, Inc.:
Class A	3,025	216,076
Class B	422	34,773
Myers Industries, Inc.	4,097	98,656
O-I Glass, Inc. (a)	17,551	337,857
Pactiv Evergreen, Inc.	4,852	55,847
Ranpak Holdings Corp. (A Shares) (a)	4,973	38,093
TriMas Corp.	4,665	143,635
		925,448
Metals & Mining - 1.7%
5E Advanced Materials, Inc. (a)(b)	4,426	43,596
Alpha Metallurgical Resources	1,720	276,800
Arconic Corp. (a)	11,488	270,083
ATI, Inc. (a)	14,002	509,533
Carpenter Technology Corp.	5,401	260,814
Century Aluminum Co. (a)	5,920	66,541
Coeur d'Alene Mines Corp. (a)	31,440	122,302
Commercial Metals Co.	13,180	715,279
Compass Minerals International, Inc.	3,887	181,367
Constellium NV (a)	14,328	208,186
Dakota Gold Corp. (a)	6,158	21,615
Haynes International, Inc.	1,379	76,797
Hecla Mining Co.	62,605	386,273
Hycroft Mining Holding Corp. (a)	16,362	9,799
Ivanhoe Electric, Inc. (a)	1,682	22,287
Kaiser Aluminum Corp.	1,806	158,061
Materion Corp.	2,308	208,297
Novagold Resources, Inc. (a)	26,846	169,398
Olympic Steel, Inc.	1,094	48,399
Piedmont Lithium, Inc. (a)	1,972	135,358
PolyMet Mining Corp. (a)	2,928	7,671
Ramaco Resources, Inc.	2,583	26,941
Ryerson Holding Corp.	2,179	83,172
Schnitzer Steel Industries, Inc. Class A	2,862	96,850
SunCoke Energy, Inc.	9,367	85,333
TimkenSteel Corp. (a)	5,054	99,412
Warrior Metropolitan Coal, Inc.	5,809	220,045
Worthington Industries, Inc.	3,562	202,571
		4,712,780
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	1,868	72,123
Glatfelter Corp.	5,327	23,332
Resolute Forest Products, Inc. (a)	5,075	110,178
Sylvamo Corp.	3,994	189,835
		395,468
TOTAL MATERIALS		12,525,664
REAL ESTATE - 6.5%
Equity Real Estate Investment Trusts (REITs) - 5.8%
Acadia Realty Trust (SBI)	10,781	167,429
Agree Realty Corp.	9,938	741,673
Alexander & Baldwin, Inc.	8,346	167,087
Alexanders, Inc.	254	60,269
American Assets Trust, Inc.	5,725	162,934
Apartment Investment & Management Co. Class A	16,989	127,587
Apple Hospitality (REIT), Inc.	24,493	434,261
Armada Hoffler Properties, Inc.	7,960	100,933
Ashford Hospitality Trust, Inc. (a)	4,114	28,345
Bluerock Homes Trust, Inc. (a)	423	9,141
Braemar Hotels & Resorts, Inc.	8,053	42,681
Brandywine Realty Trust (SBI)	20,489	134,408
Broadstone Net Lease, Inc.	19,876	359,954
BRT Apartments Corp.	1,506	31,551
CareTrust (REIT), Inc.	11,075	229,474
CBL & Associates Properties, Inc. (b)	3,062	81,602
Centerspace	1,775	120,026
Chatham Lodging Trust	5,458	77,558
City Office REIT, Inc.	4,770	46,937
Clipper Realty, Inc.	1,230	8,659
Community Healthcare Trust, Inc.	2,791	119,678
Corporate Office Properties Trust (SBI)	12,838	360,363
CTO Realty Growth, Inc.	2,210	43,404
DiamondRock Hospitality Co.	23,945	230,590
Diversified Healthcare Trust (SBI)	11,347	8,980
Easterly Government Properties, Inc.	10,658	173,086
Elme Communities (SBI)	10,063	193,210
Empire State Realty Trust, Inc.	15,319	127,760
Equity Commonwealth	11,793	300,957
Essential Properties Realty Trust, Inc.	16,130	410,992
Farmland Partners, Inc.	5,686	73,236
Four Corners Property Trust, Inc.	9,559	274,917
Franklin Street Properties Corp.	12,071	37,179
Getty Realty Corp.	4,837	176,212
Gladstone Commercial Corp.	4,587	77,933
Gladstone Land Corp.	3,718	72,650
Global Medical REIT, Inc.	7,319	82,192
Global Net Lease, Inc.	12,178	182,061
Hersha Hospitality Trust	3,690	33,948
Independence Realty Trust, Inc.	25,792	485,663
Indus Realty Trust, Inc.	625	40,063
Industrial Logistics Properties Trust	7,859	34,658
InvenTrust Properties Corp.	7,774	193,339
iStar Financial, Inc.	8,127	75,419
Kite Realty Group Trust	24,845	539,137
LTC Properties, Inc.	4,542	173,277
LXP Industrial Trust (REIT)	31,087	359,055
National Health Investors, Inc.	4,773	280,796
Necessity Retail (REIT), Inc./The	15,702	107,245
NETSTREIT Corp.	6,488	130,603
NexPoint Residential Trust, Inc.	2,617	132,159
Office Properties Income Trust	5,728	98,292
One Liberty Properties, Inc.	1,996	48,124
Orion Office (REIT), Inc.	6,879	66,382
Outfront Media, Inc.	16,795	334,221
Paramount Group, Inc.	21,637	139,559
Pebblebrook Hotel Trust (b)	14,921	244,704
Phillips Edison & Co., Inc.	13,376	448,364
Physicians Realty Trust	26,062	413,343
Piedmont Office Realty Trust, Inc. Class A	14,569	154,431
Plymouth Industrial REIT, Inc.	4,370	97,801
Postal Realty Trust, Inc.	2,246	34,723
Potlatch Corp.	9,074	444,172
Retail Opportunity Investments Corp.	13,969	221,129
RLJ Lodging Trust	18,301	230,044
RPT Realty	9,921	103,972
Ryman Hospitality Properties, Inc.	6,099	566,536
Sabra Health Care REIT, Inc.	26,328	355,428
Safehold, Inc.	3,147	110,019
Saul Centers, Inc.	1,418	60,705
Service Properties Trust	18,777	167,303
SITE Centers Corp.	22,341	304,955
Stag Industrial, Inc.	20,592	733,075
Summit Hotel Properties, Inc.	12,161	103,612
Sunstone Hotel Investors, Inc.	24,160	265,518
Tanger Factory Outlet Centers, Inc.	11,554	220,797
Terreno Realty Corp.	8,501	547,719
The Macerich Co.	24,577	337,688
UMH Properties, Inc.	5,970	106,982
Uniti Group, Inc.	27,242	179,525
Universal Health Realty Income Trust (SBI)	1,538	84,298
Urban Edge Properties	13,182	207,617
Urstadt Biddle Properties, Inc. Class A	3,487	65,486
Veris Residential, Inc. (a)	9,827	170,007
Whitestone REIT Class B	5,434	56,568
Xenia Hotels & Resorts, Inc.	13,007	193,804
		16,580,174
Real Estate Management & Development - 0.7%
American Realty Investments, Inc. (a)	157	4,303
Anywhere Real Estate, Inc. (a)	12,167	103,176
Compass, Inc. (a)	31,039	124,777
Cushman & Wakefield PLC (a)	18,119	261,457
Digitalbridge Group, Inc.	18,043	267,036
Doma Holdings, Inc. Class A (a)	15,581	11,063
Douglas Elliman, Inc.	8,727	40,668
eXp World Holdings, Inc. (b)	7,961	124,112
Forestar Group, Inc. (a)	2,005	29,834
FRP Holdings, Inc. (a)	754	42,352
Kennedy-Wilson Holdings, Inc.	13,391	239,431
Marcus & Millichap, Inc.	2,850	103,284
Newmark Group, Inc.	15,441	132,329
Offerpad Solutions, Inc. (a)	7,719	7,082
RE/MAX Holdings, Inc.	2,109	48,106
Redfin Corp. (a)(b)	12,088	90,418
Stratus Properties, Inc.	633	13,939
Tejon Ranch Co. (a)	2,294	45,926
The RMR Group, Inc.	1,750	54,285
The St. Joe Co.	3,921	184,679
Transcontinental Realty Investors, Inc. (a)	151	6,871
		1,935,128
TOTAL REAL ESTATE		18,515,302
UTILITIES - 3.3%
Electric Utilities - 0.7%
Allete, Inc.	6,476	400,605
MGE Energy, Inc.	4,096	299,459
Otter Tail Corp.	4,664	299,196
PNM Resources, Inc.	9,535	471,792
Portland General Electric Co.	10,120	481,510
Via Renewables, Inc. Class A,	1,733	11,628
		1,964,190
Gas Utilities - 1.2%
Brookfield Infrastructure Corp. A Shares (b)	11,040	488,189
Chesapeake Utilities Corp.	1,979	249,512
New Jersey Resources Corp.	10,850	541,632
Northwest Natural Holding Co.	3,961	198,605
ONE Gas, Inc.	6,117	503,796
South Jersey Industries, Inc.	13,788	497,609
Southwest Gas Corp.	7,613	509,538
Spire, Inc.	5,795	418,515
		3,407,396
Independent Power and Renewable Electricity Producers - 0.4%
Altus Power, Inc. Class A (a)	4,976	39,908
Clearway Energy, Inc.:
Class A	3,251	104,195
Class C	9,973	336,988
Montauk Renewables, Inc. (a)(b)	7,398	82,192
Ormat Technologies, Inc. (b)	5,547	513,375
Sunnova Energy International, Inc. (a)(b)	11,298	220,085
		1,296,743
Multi-Utilities - 0.5%
Avista Corp.	8,383	334,482
Black Hills Corp.	7,334	530,835
NorthWestern Energy Corp.	6,548	371,926
Unitil Corp.	1,817	94,793
		1,332,036
Water Utilities - 0.5%
American States Water Co.	4,169	392,595
Artesian Resources Corp. Class A	922	54,306
California Water Service Group	6,143	375,767
Global Water Resources, Inc.	1,582	22,512
Middlesex Water Co.	1,989	166,798
Pure Cycle Corp. (a)	2,326	20,864
SJW Group	3,057	236,642
York Water Co.	1,578	71,720
		1,341,204
TOTAL UTILITIES		9,341,569
TOTAL COMMON STOCKS (Cost $262,508,922)		283,240,870

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (e) (Cost $196,249)	200,000	196,245

Money Market Funds - 5.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (f)	1,490,368	1,490,666
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	13,687,945	13,689,313
TOTAL MONEY MARKET FUNDS (Cost $15,179,979)		15,179,979

TOTAL INVESTMENT IN SECURITIES - 104.6% (Cost $277,885,150)	298,617,094
NET OTHER ASSETS (LIABILITIES) - (4.6)%	(13,265,288)
NET ASSETS - 100.0%	285,351,806

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	30	Mar 2023	2,909,100	124,436	124,436

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $122,653.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	4,281,328	47,946,148	50,736,810	40,043	-	-	1,490,666	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	25,198,424	43,909,625	55,418,736	274,803	-	-	13,689,313	0.0%
Total	29,479,752	91,855,773	106,155,546	314,846	-	-	15,179,979

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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